UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

             Investment Company Act file number             811-5850
                                               ---------------------------------

                             OneAmerica Funds, Inc.
       -------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 1 American Square, Indianapolis, IN, 46282-8216
         --------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Constance E. Lund
                 1 American Square, Indianapolis, IN, 46282-8216
         --------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 317-285-1877
                                                           --------------

                   Date of fiscal year end: December 31, 2008
                                           ------------------

                     Date of reporting period: June 30, 2008
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission no later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

--------------------------------------------------------------------------------

                                  JUNE 30, 2008
--------------------------------------------------------------------------------

                     [GRAPHIC OF ONEAMERICA(R) FUNDS, INC.]

[LOGO OF ONEAMERICA(R) FUNDS, INC.] ONEAMERICA(R) FUNDS, INC.
                                    SEMI-ANNUAL REPORT

     NOTE: The report and the financial statements contained herein are submitted for the general information of the Participants. The report is not to be distributed to prospective investors as sales literature unless accompanied or preceded by an effective prospectus of OneAmerica Funds, Inc., and AUL American Unit Trust, AUL American Individual Unit Trust, AUL American Individual Variable Life Unit Trust or AUL American Individual Variable Annuity Unit Trust which contains further information concerning the sales charge, expenses and other pertinent information.

     Registered group and individual variable annuity and variable life contracts issued by American United Life Insurance Company(R) (AUL) are distributed by OneAmerica Securities, Inc., Member FINRA, SIPC, a wholly owned subsidiary of AUL.

--------------------------------------------------------------------------------

                           ONE AMERICA(R) FUNDS, INC.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                Directors and Officers of OneAmerica Funds, Inc.

Jean L. Wojtowicz, Chairwoman of the
  Board of Directors                    Dayton H. Molendorp, President
William R. Brown, Director              Thomas M. Zurek, Secretary
Stephen J. Helmich, Director (1)        Constance E. Lund, Treasurer
K. Lowell Short, Jr., Director (1)      Richard M. Ellery, Assistant
Gilbert F. Viets, Director (1)            Secretary and Chief Compliance Officer
                                        Daniel Schluge, Assistant Treasurer

(1) Audit Committee

[PHOTO OF DAYTON H. MOLENDORP]    A Message
                                  From
                                  The President
                                  of OneAmerica Funds, Inc.

It is a pleasure to provide you with the 2008 semi-annual report for OneAmerica Funds, Inc. This report includes performance and financial information for each portfolio. I hope you find this information useful as you monitor your investments.

The past twelve months have been extremely volatile for our financial markets. The turmoil caused by the subprime residential lending crisis, which began in 2007, continued during the first half of 2008. This crisis has impacted almost every area of our economy, as even the viability of our financial system has been severely tested. I'm pleased to report that, even in the midst of the turmoil, the OneAmerica portfolios had no defaulted or even delinquent investments.

In response to this succession of negative events, the S&P 500 (a commonly used equity benchmark) has now declined in excess of 20 percent from its October 2007 peak, which is the official definition of a bear market. Bond market volatility also remains near record highs as investors found a safe haven in cash and Treasury securities while avoiding securities with credit exposure.

The outlook for the remainder of 2008 remains challenging. The Federal Reserve will continue balancing the twin risks of stubborn inflation and weak economic growth. The stock market is poised for continued weakness during the next few months. But based on past bear markets, stocks could begin to see improvement toward the latter part of the year. Bond investors will be looking for assurance that inflation is under control and that the worst of the credit crisis is behind us.

Investment performance for each portfolio in OneAmerica Funds, Inc. for the first half of 2008 has been listed below.

PORTFOLIO                                     CLASS O           ADVISOR CLASS
---------                                     -------           -------------
Value Portfolio                               -11.8%               -11.9%
Money Market Portfolio                          1.3%                 1.2%
Investment Grade Bond Portfolio                 0.9%                 0.8%
Asset Director Portfolio                       -7.3%                -7.4%
Socially Responsive Portfolio                 -11.5%               -11.6%

Performance numbers for the OneAmerica portfolios are net of investment advisory fees and other expenses paid by each portfolio but do not reflect specified contract charges and mortality and expense risk charges.

As this extended period of market uncertainty continues, we will maintain our rock-solid focus on the vision, values and goals that have kept our company strong. Thank you for your continued investment and confidence in OneAmerica Funds, Inc.

                                              /s/ Dayton H. Molendorp

                                                  Dayton H. Molendorp
                                                  President
                                                  OneAmerica Funds, Inc.

Indianapolis, Indiana
July 18, 2008

                      (This Page Intentionally Left Blank)

                                FEES AND EXPENSES

As an indirect shareholder of the OneAmerica Funds, Inc., you incur management fees, distribution fees (with respect to the Advisor Class), and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended June 30, 2008.

ACTUAL EXPENSES
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                      Beginning        Ending          Annualized
                                       Account         Account       Expense Ratio      Expenses Paid
                                        Value           Value         Based on the        During the
                                       01/01/08        06/30/08     Six-Month Period   Six-Month Period
                                    -------------   -------------   ----------------   ----------------
Value Portfolio - Class O
  Actual                              $1,000.00      $   882.00           0.60%              $2.82
  Hypothetical
    (5% return before expenses)        1,000.00        1,021.86           0.60                3.03
Value Portfolio - Advisor Class
  Actual                               1,000.00          881.00           0.90                4.23
  Hypothetical
    (5% return before expenses)        1,000.00        1,020.37           0.90                4.54
Money Market - Class O
  Actual                               1,000.00        1,013.00           0.49                2.45
  Hypothetical
    (5% return before expenses)        1,000.00        1,022.43           0.49                2.46
Money Market - Advisor Class
  Actual                               1,000.00        1,012.00           0.79                3.95
  Hypothetical
    (5% return before expenses)        1,000.00        1,020.94           0.79                3.97
Investment Grade Bond - Class O
  Actual                               1,000.00        1,009.00           0.63                3.16
  Hypothetical
    (5% return before expenses)        1,000.00        1,021.72           0.63                3.18
Investment Grade Bond - Advisor Class
  Actual                               1,000.00        1,008.00           0.93                4.66
  Hypothetical
    (5% return before expenses)        1,000.00        1,020.23           0.93                4.68
Asset Director - Class O
  Actual                               1,000.00          927.00           0.60                2.86
  Hypothetical
    (5% return before expenses)        1,000.00        1,021.89           0.60                3.00
Asset Director - Advisor Class
  Actual                               1,000.00          926.00           0.90                4.30
  Hypothetical
    (5% return before expenses)        1,000.00        1,020.40           0.90                4.51
Socially Responsive - Class O
  Actual                               1,000.00          885.00           1.20                5.63
  Hypothetical
    (5% return before expenses)        1,000.00        1,018.89           1.20                6.03
Socially Responsive - Advisor Class
  Actual                               1,000.00          884.00           1.50                7.03
  Hypothetical
    (5% return before expenses)        1,000.00        1,017.40           1.50                7.53

* Expenses for each Portfolio are calculated using the portfolio's annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-months ended 06/30/08. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

                                ONEAMERICA FUNDS, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2008 (UNAUDITED)

                                                                                  PORTFOLIO
                                           -------------------------------------------------------------------------------------
                                                                  MONEY          INVESTMENT          ASSET            SOCIALLY
                                               VALUE             MARKET          GRADE BOND         DIRECTOR         RESPONSIVE
                                           -------------     -------------     -------------     -------------     -------------
ASSETS:
 Investments at value                      $ 315,120,635     $ 252,742,314     $ 137,944,624     $ 304,706,602     $   4,392,807
 Capital stock issued                            110,219         1,687,090            96,676            98,030             1,541
 Receivable for investments sold                 160,946         3,900,000                 -            85,236                 -
 Dividends and interest receivable               344,697           194,781         1,484,624         1,427,389             5,976
 Due from Advisor (Note 2)                             -                 -                 -                 -             5,327
                                           -------------     -------------     -------------     -------------     -------------
    Total assets                             315,736,497       258,524,185       139,525,924       306,317,257         4,405,651
                                           -------------     -------------     -------------     -------------     -------------
LIABILITIES:
 Distribution payable                                  -            12,407                 -                 -                 -
 Capital stock redeemed                          117,621                 -           222,316           282,012                 4
 Payable for investments purchased               150,000         4,390,664           919,167           919,167                 -
 Accrued investment advisory fees                141,800            85,298            59,473           134,140             2,736
 Accrued distribution (12b-1) fee                  6,805             9,074             1,009            11,480               547
 Accrued expenses                                 79,609            50,369            31,641            60,223            27,106
                                           -------------     -------------     -------------     -------------     -------------
    Total liabilities                            495,835         4,547,812         1,233,606         1,407,022            30,393
                                           -------------     -------------     -------------     -------------     -------------
NET ASSETS                                 $ 315,240,662     $ 253,976,373     $ 138,292,318     $ 304,910,235     $   4,375,258
                                           =============     =============     =============     =============     =============
NET ASSETS BY CLASS OF SHARES
 Class O                                   $ 290,295,608     $ 218,399,566     $ 134,289,172     $ 261,287,435     $   2,336,209
 Advisor Class                                24,945,054        35,576,807         4,003,146        43,622,800         2,039,049
                                           -------------     -------------     -------------     -------------     -------------
    Total net assets                       $ 315,240,662     $ 253,976,373     $ 138,292,318     $ 304,910,235     $   4,375,258
                                           =============     =============     =============     =============     =============
SHARES OUTSTANDING
 Class O                                      13,269,615       218,399,566        12,223,877        15,166,096           254,093
 Advisor Class                                 1,150,234        35,576,807           365,756         2,544,570           222,153
                                           -------------     -------------     -------------     -------------     -------------
    Total shares outstanding                  14,419,849       253,976,373        12,589,633        17,710,666           476,246
                                           =============     =============     =============     =============     =============
NET ASSET VALUE PER SHARE
 Class O                                   $       21.88     $        1.00     $       10.99     $       17.23     $        9.19
                                           =============     =============     =============     =============     =============
 Advisor Class                             $       21.69     $        1.00     $       10.94     $       17.14     $        9.18
                                           =============     =============     =============     =============     =============
 Investments at cost                       $ 301,060,235     $ 252,742,314     $ 139,579,432     $ 291,482,481     $   4,881,895
                                           =============     =============     =============     =============     =============
ANALYSIS OF NET ASSETS:
 Paid-in-capital                           $ 283,031,604     $ 253,976,373     $ 137,556,124     $ 282,432,777     $   4,852,359
 Undistributed net investment income           2,478,345                40         3,483,923         4,090,610            14,608
 Undistributed net realized gain (loss)       15,670,313               (40)       (1,112,921)        5,162,727            (2,621)
 Unrealized appreciation
  (depreciation) of investments               14,060,400                 -        (1,634,808)       13,224,121          (489,088)
                                           -------------     -------------     -------------     -------------     -------------
                                           $ 315,240,662     $ 253,976,373     $ 138,292,318     $ 304,910,235     $   4,375,258
                                           =============     =============     =============     =============     =============

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

                                                                                  PORTFOLIO
                                           -------------------------------------------------------------------------------------
                                                                  MONEY          INVESTMENT          ASSET            SOCIALLY
                                               VALUE             MARKET          GRADE BOND         DIRECTOR         RESPONSIVE
                                           -------------     -------------     -------------     -------------     -------------
INVESTMENT INCOME:
 Income:
  Dividends (net of foreign taxes          $   3,144,320     $           -     $      36,822     $   1,999,985     $      40,992
    withheld of $110,068, $0, $0,
    $70,616 and $1,545, respectively)
  Interest                                       412,338         3,976,730         3,898,145         3,117,202             6,221
                                           -------------     -------------     -------------     -------------     -------------
                                               3,556,658         3,976,730         3,934,967         5,117,187            47,213
                                           -------------     -------------     -------------     -------------     -------------
EXPENSES:
 Investment advisory fee                         861,047           500,408           351,924           805,499            17,153
 Custodian and service agent fee                 137,219            87,708            55,245           121,508            32,001
 Distribution (12b-1) fee - Advisor Class         41,331            51,940             5,908            66,019             3,200
 Professional fees                                11,833             5,369             4,125            10,934                24
 Printing                                          9,810             1,456             2,880             6,294                 -
 Director fees                                     7,320             6,759             6,754             6,703             6,311
 Other                                            10,399            10,206            24,471            11,049             5,468
                                           -------------     -------------     -------------     -------------     -------------
 Total expenses before waived fees
  and reimbursed expenses                      1,078,959           663,846           451,307         1,028,006            64,157
 Waived fees and reimbursed
  expenses (Note 2)                                    -                 -                 -                 -           (31,552)
                                           -------------     -------------     -------------     -------------     -------------
 Net expenses                                  1,078,959           663,846           451,307         1,028,006            32,605
                                           -------------     -------------     -------------     -------------     -------------
    Net investment income                      2,477,699         3,312,884         3,483,660         4,089,181            14,608
                                           -------------     -------------     -------------     -------------     -------------
GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss)
  on investments                               9,888,401                 -           352,532         3,154,435            (2,621)
 Net change in unrealized
  appreciation (depreciation)
  on investments                             (56,685,538)                         (2,608,396)      (31,723,609)         (616,596)
                                           -------------     -------------     -------------     -------------     -------------
    Net loss                                 (46,797,137)                         (2,255,864)      (28,569,174)         (619,217)
                                           -------------     -------------     -------------     -------------     -------------
NET INCREASE (DECREASE) IN
 NET ASSETS FROM OPERATIONS                $ (44,319,438)    $   3,312,884     $   1,227,796     $ (24,479,993)    $    (604,609)
                                           =============     =============     =============     =============     =============

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          PORTFOLIO
                                                             -------------------------------------------------------------------
                                                                           VALUE                           MONEY MARKET
                                                             -------------------------------     -------------------------------
                                                               SIX MONTHS       YEAR ENDED         SIX MONTHS       YEAR ENDED
                                                             ENDED 6/30/08      DECEMBER 31,     ENDED 6/30/08      DECEMBER 31,
                                                              (UNAUDITED)          2007           (UNAUDITED)          2007
                                                             -------------     -------------     -------------     -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income                                       $   2,477,699     $   6,030,386     $   3,312,884     $  10,622,818
 Net realized gain (loss)                                        9,888,401        29,978,311                 -                 -
 Net change in unrealized appreciation (depreciation)          (56,685,538)      (20,485,915)                -                 -
                                                             -------------     -------------     -------------     -------------
  Net increase (decrease) in net assets from operations        (44,319,438)       15,522,782         3,312,884        10,622,818
                                                             -------------     -------------     -------------     -------------
SHAREHOLDER DISTRIBUTIONS:
 From net investment income
  Class O                                                                -        (5,648,619)       (2,896,166)       (9,412,363)
  Advisor Class                                                          -          (380,730)         (416,718)       (1,210,455)
 From net realized gain
  Class O                                                                -       (22,586,026)                -                 -
  Advisor Class                                                          -        (1,869,613)                -                 -
                                                             -------------     -------------     -------------     -------------
  Total distributions                                                    -       (30,484,988)       (3,312,884)      (10,622,818)
                                                             -------------     -------------     -------------     -------------
SHAREHOLDER TRANSACTIONS:
 Proceeds from shares issued:
  Class O                                                        2,884,835        10,564,269        40,587,243        73,384,353
  Advisor Class                                                  2,294,975         8,329,975        18,295,877        46,554,562
 Reinvested distributions:
  Class O                                                                -        28,234,645         2,872,348         9,512,457
  Advisor Class                                                          -         2,250,343           412,578         1,221,209
 Cost of shares redeemed:
  Class O                                                      (30,450,778)      (52,876,422)      (26,116,231)      (76,944,900)
  Advisor Class                                                 (3,543,159)       (3,468,897)      (19,786,108)      (29,942,134)
                                                             -------------     -------------     -------------     -------------
  Increase (decrease)                                          (28,814,127)       (6,966,087)       16,265,707        23,785,547
                                                             -------------     -------------     -------------     -------------
  Net increase (decrease) in net assets                        (73,133,565)      (21,928,293)       16,265,707        23,785,547
  Net assets at beginning of period                            388,374,227       410,302,520       237,710,666       213,925,119
                                                             -------------     -------------     -------------     -------------
NET ASSETS AT END OF PERIOD                                  $ 315,240,662     $ 388,374,227     $ 253,976,373     $ 237,710,666
                                                             =============     =============     =============     =============
 UNDISTRIBUTED NET INVESTMENT INCOME
  INCLUDED IN NET ASSETS AT THE END OF THE PERIOD            $   2,478,345     $         646     $          40     $          40
                                                             -------------     -------------     -------------     -------------
CHANGES IN CAPITAL STOCK OUTSTANDING
 Shares issued:
  Class O                                                          124,099           378,858        40,587,243        73,384,353
  Advisor Class                                                    100,176           302,177        18,295,877        46,554,562
 Reinvested distributions:
  Class O                                                                -         1,128,077         2,872,348         9,512,457
  Advisor Class                                                          -            90,553           412,578         1,221,209
 Shares redeemed:
  Class O                                                       (1,314,385)       (1,916,751)      (26,116,231)      (76,944,900)
  Advisor Class                                                   (155,433)         (126,292)      (19,786,108)      (29,942,134)
                                                             -------------     -------------     -------------     -------------
Net increase (decrease)                                         (1,245,543)         (143,378)       16,265,707        23,785,547
Shares outstanding at beginning of period                       15,665,392        15,808,770       237,710,666       213,925,119
                                                             -------------     -------------     -------------     -------------
Shares outstanding at end of period                             14,419,849        15,665,392       253,976,373       237,710,666
                                                             =============     =============     =============     =============

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                 STATEMENTS OF CHANGES IN NET ASSETS(continued)

                                                                                          PORTFOLIO
                                                             -------------------------------------------------------------------
                                                                  INVESTMENT GRADE BOND                   ASSET DIRECTOR
                                                             -------------------------------     -------------------------------
                                                              SIX MONTHS        YEAR ENDED        SIX MONTHS        YEAR ENDED
                                                             ENDED 6/30/08      DECEMBER 31,     ENDED 6/30/08      DECEMBER 31,
                                                              (UNAUDITED)          2007           (UNAUDITED)          2007
                                                             -------------     -------------     -------------     -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income                                       $   3,483,660     $   6,321,588     $   4,089,181     $   8,369,389
 Net realized gain (loss)                                          352,532           (80,381)        3,154,435        12,333,523
 Net change in unrealized appreciation (depreciation)           (2,608,396)        1,934,366       (31,723,609)       (5,716,031)
                                                             -------------     -------------     -------------     -------------
  Net increase (decrease) in net assets from operations          1,227,796         8,175,573       (24,479,993)       14,986,881
                                                             -------------     -------------     -------------     -------------
SHAREHOLDER DISTRIBUTIONS:
 From net investment income
  Class O                                                                -        (6,184,229)                -        (7,483,110)
  Advisor Class                                                          -          (167,282)                -          (919,692)
 From net realized gain
  Class O                                                                -                 -                 -        (9,211,203)
  Advisor Class                                                          -                 -                 -        (1,261,583)
                                                             -------------     -------------     -------------     -------------
  Total distributions                                                    -        (6,351,511)                -       (18,875,588)
                                                             -------------     -------------     -------------     -------------
SHAREHOLDER TRANSACTIONS:
 Proceeds from shares issued:
  Class O                                                       10,481,732        22,771,456         5,977,816        52,537,479
  Advisor Class                                                    598,919         1,429,983        26,752,212        23,493,719
 Reinvested distributions:
  Class O                                                                -         6,184,229                 -        16,694,313
  Advisor Class                                                          -           167,282                 -         2,181,275
 Cost of shares redeemed:
  Class O                                                       (9,332,373)      (23,421,052)      (23,442,463)      (38,337,511)
  Advisor Class                                                   (409,546)       (1,375,130)      (20,612,854)      (11,952,509)
                                                             -------------     -------------     -------------     -------------
  Increase (decrease)                                            1,338,732         5,756,768       (11,325,289)       44,616,766
                                                             -------------     -------------     -------------     -------------
  Net increase (decrease) in net assets                          2,566,528         7,580,830       (35,805,282)       40,728,059
  Net assets at beginning of period                            135,725,790       128,144,960       340,715,517       299,987,458
                                                             -------------     -------------     -------------     -------------
NET ASSETS AT END OF PERIOD                                  $ 138,292,318     $ 135,725,790     $ 304,910,235     $ 340,715,517
                                                             =============     =============     =============     =============
 UNDISTRIBUTED NET INVESTMENT INCOME
  INCLUDED IN NET ASSETS AT THE END OF THE PERIOD            $   3,483,923     $         263     $   4,090,610     $       1,429
                                                             -------------     -------------     -------------     -------------
CHANGES IN CAPITAL STOCK OUTSTANDING
 Shares Issued:
  Class O                                                          952,547         2,086,844           335,399         2,656,430
  Advisor Class                                                     54,595           130,963         1,483,737         1,188,923
 Reinvested distributions:
  Class O                                                                -           570,028                 -           894,370
  Advisor Class                                                          -            15,455                 -           117,260
 Shares redeemed:
  Class O                                                         (849,986)       (2,140,646)       (1,306,914)       (1,942,098)
  Advisor Class                                                    (37,390)         (125,882)       (1,153,047)         (600,165)
                                                             -------------     -------------     -------------     -------------
Net increase (decrease)                                            119,766           536,762          (640,825)        2,314,720
Shares outstanding at beginning of period                       12,469,867        11,933,105        18,351,491        16,036,771
                                                             -------------     -------------     -------------     -------------
Shares outstanding at end of period                             12,589,633        12,469,867        17,710,666        18,351,491
                                                             =============     =============     =============     =============

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                                                                            PORTFOLIO
                                                                                                 -------------------------------
                                                                                                       SOCIALLY RESPONSIVE
                                                                                                 -------------------------------
                                                                                                   SIX MONTHS       YEAR ENDED
                                                                                                 ENDED 6/30/08      DECEMBER 31,
                                                                                                  (UNAUDITED)          2007
                                                                                                 -------------     -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income                                                                           $      14,608     $      41,035
 Net realized gain (loss)                                                                               (2,621)           54,009
 Net change in unrealized appreciation (depreciation)                                                 (616,596)           34,400
                                                                                                 -------------     -------------
  Net increase (decrease) in net assets from operations                                               (604,609)          129,444
                                                                                                 -------------     -------------
SHAREHOLDER DISTRIBUTIONS:
 From net investment income
  Class O                                                                                                    -           (32,689)
  Advisor Class                                                                                              -           (15,368)
 From net realized gain
  Class O                                                                                                    -           (24,492)
  Advisor Class                                                                                              -           (16,627)
                                                                                                 -------------     -------------
  Total distributions                                                                                        -           (89,176)
                                                                                                 -------------     -------------
SHAREHOLDER TRANSACTIONS:
 Proceeds from shares issued:
  Class O                                                                                              182,243           937,080
  Advisor Class                                                                                         56,536           437,475
 Reinvested distributions:
  Class O                                                                                                    -            57,181
  Advisor Class                                                                                              -            31,995
 Cost of shares redeemed:
  Class O                                                                                             (780,465)         (293,214)
  Advisor Class                                                                                        (24,444)          (57,649)
                                                                                                 -------------     -------------
  Increase (decrease)                                                                                 (566,130)        1,112,868
                                                                                                 -------------     -------------
  Net increase (decrease) in net assets                                                             (1,170,739)        1,153,136
  Net assets at beginning of period                                                                  5,545,997         4,392,861
                                                                                                 -------------     -------------
NET ASSETS AT END OF PERIOD                                                                      $   4,375,258     $   5,545,997
                                                                                                 =============     =============
 UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN NET ASSETS AT THE END OF THE PERIOD             $      14,608     $           -
                                                                                                 -------------     -------------
CHANGES IN CAPITAL STOCK OUTSTANDING
 Shares issued:
  Class O                                                                                               18,672            85,792
  Advisor Class                                                                                          5,771            41,776
 Reinvested distributions:
  Class O                                                                                                    -             5,457
  Advisor Class                                                                                              -             3,054
 Shares redeemed:
  Class O                                                                                              (79,686)          (26,974)
  Advisor Class                                                                                         (2,581)           (5,357)
                                                                                                 -------------     -------------
Net increase (decrease)                                                                                (57,824)          103,748
Shares outstanding at beginning of period                                                              534,070           430,322
                                                                                                 -------------     -------------
Shares outstanding at end of period                                                                    476,246           534,070
                                                                                                 =============     =============

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                                 VALUE PORTFOLIO
                            JUNE 30, 2008 (UNAUDITED)

                       Description                                                                   Shares            Value
----------------------------------------------------------                                       -------------     -------------
COMMON STOCKS (88.8%)
 Aerospace & Defense (2.1%)
   General Dynamics Corp.                                                                               17,100     $   1,439,820
   Precision Castparts Corp.                                                                            53,600         5,165,432
                                                                                                                   -------------
                                                                                                                       6,605,252
                                                                                                                   -------------
 Apparel (5.0%)
   Columbia Sportswear Co.                                                                             188,900         6,942,075
   Liz Claiborne, Inc.                                                                                 146,100         2,067,315
   Wolverine World Wide, Inc.                                                                          250,950         6,692,837
                                                                                                                   -------------
                                                                                                                      15,702,227
                                                                                                                   -------------
 Automotive Components (3.6%)
   Harley-Davidson, Inc.                                                                               135,100         4,898,726
   Magna International, Inc. Class A                                                                   107,400         6,362,376
                                                                                                                   -------------
                                                                                                                      11,261,102
                                                                                                                   -------------
 Chemicals (1.7%)
   Dow Chemical Co.                                                                                    152,400         5,320,284
                                                                                                                   -------------
 Commercial Services (0.1%)
   MPS Group Inc.*                                                                                      26,600           282,758
                                                                                                                   -------------
 Computer Hardware & Software (7.4%)
   Autodesk, Inc.*                                                                                      88,300         2,985,423
   Cisco Systems, Inc.*                                                                                342,400         7,964,224
   Dell Inc.*                                                                                          259,800         5,684,424
   Hewlett-Packard Co.                                                                                 148,774         6,577,299
                                                                                                                   -------------
                                                                                                                      23,211,370
                                                                                                                   -------------
 Diversified Financial Services (8.5%)
   Aegon NV                                                                                            514,185         6,740,965
   Citigroup, Inc.                                                                                     167,098         2,800,562
   Federated Investors, Inc.                                                                           236,900         8,154,098
   Investment Technology Group, Inc.*                                                                  159,500         5,336,870
   JP Morgan Chase & Co.                                                                                94,107         3,228,811
   Washington Mutual, Inc.                                                                              90,526           446,293
                                                                                                                   -------------
                                                                                                                      26,707,599
                                                                                                                   -------------
 Diversified Manufacturing (7.6%)
   Carlisle Cos., Inc.                                                                                 290,400         8,421,600
   Crane Co.                                                                                           199,500         7,686,735
   Illinois Tool Works, Inc.                                                                           167,200         7,943,672
                                                                                                                   -------------
                                                                                                                      24,052,007
                                                                                                                   -------------
 Electrical Equipment (2.1%)
   Baldor Electric Co.                                                                                 121,093         4,235,833
   FLIR Systems, Inc.*                                                                                  56,500         2,292,205
                                                                                                                   -------------
                                                                                                                       6,528,038
                                                                                                                   -------------
 Food & Beverage (1.7%)
   The Coca-Cola Co.                                                                                   104,600         5,437,108
                                                                                                                   -------------
 Health Care (8.6%)
   Johnson & Johnson                                                                                   115,100         7,405,534
   McKesson Corp.                                                                                      107,950         6,035,485
   Medtronic, Inc.                                                                                     117,100         6,059,925
   Merck & Co., Inc.                                                                                    38,900         1,466,141
   Pfizer, Inc.                                                                                        356,950         6,235,917
                                                                                                                   -------------
                                                                                                                      27,203,002
                                                                                                                   -------------
 Industrial Conglomerates (2.0%)
   General Electric Co.                                                                                231,500         6,178,735
                                                                                                                   -------------
 Metals & Mining (2.7%)
   Alcoa, Inc.                                                                                         242,400         8,634,288
                                                                                                                   -------------
 Oil & Oil Services (8.8%)
   Royal Dutch Shell PLC ADR                                                                           141,400        11,553,794
   Tidewater, Inc.                                                                                     162,850        10,590,135
   Valero Energy Corp.                                                                                 134,400         5,534,592
                                                                                                                   -------------
                                                                                                                      27,678,521
                                                                                                                   -------------
 Paper and Forest Products (0.1%)
   Wausau Paper Corp.                                                                                   52,100           401,691
                                                                                                                   -------------
 Recreation (2.6%)
   Brunswick Corp.                                                                                     302,200         3,203,320
   Mattel, Inc.                                                                                        293,000         5,016,160
                                                                                                                   -------------
                                                                                                                       8,219,480
                                                                                                                   -------------
 Retail (6.3%)
   Bed Bath & Beyond, Inc.*                                                                            206,100         5,791,410
   Best Buy Co., Inc.                                                                                  131,400         5,203,440
   BJ's Wholesale Club, Inc.*                                                                           44,000         1,702,800
   Home Depot, Inc.                                                                                    248,900         5,829,238
   Kohl's Corp.*                                                                                        36,500         1,461,460
                                                                                                                   -------------
                                                                                                                      19,988,348
                                                                                                                   -------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                           VALUE PORTFOLIO (continued)
                            JUNE 30, 2008 (UNAUDITED)

                       Description                                                                   Shares            Value
----------------------------------------------------------                                       -------------     -------------
COMMON STOCKS (88.8%) (continued)
 Semiconductors (6.8%)
  Applied Materials, Inc.                                                                              295,200     $   5,635,368
  Intel Corp.                                                                                          407,800         8,759,544
  Texas Instruments, Inc.                                                                              253,800         7,147,008
                                                                                                                   -------------
                                                                                                                      21,541,920
                                                                                                                   -------------
 Telecommunication Services (5.9%)
  Nokia Corp. ADR                                                                                      269,450         6,601,525
  Telefonos de Mexico, Class L ADR                                                                     302,000         7,151,360
  Telmex Internacional SAB de CV ADR                                                                   302,000         4,862,200
                                                                                                                   -------------
                                                                                                                      18,615,085
                                                                                                                   -------------
 Transportation (5.2%)
  Norfolk Southern Corp.                                                                               125,600         7,871,352
  Werner Enterprises, Inc.                                                                             462,700         8,596,966
                                                                                                                   -------------
                                                                                                                      16,468,318
                                                                                                                   -------------

     Total common stocks (cost: $266,562,030)                                                                        280,037,133
                                                                                                                   -------------

                                                               Interest          Maturity          Principal
                                                                 Rate              Date             Amount
                                                             -------------     -------------     -------------
SHORT-TERM NOTES AND BONDS (3.8%)
 COMMERCIAL PAPER (3.8%)
  Consumer Finance (3.2%)
   American Express Credit Corp.                                    2.4029%         07/15/08     $   3,000,000     $   2,996,820
   Bank of America Corp.                                            2.5651          08/01/08         2,000,000         1,995,400
   Honda Corp.                                                      2.1799          07/22/08         2,000,000         1,996,880
   Toyota Motor Credit Corp.                                        2.4333          08/29/08         3,000,000         2,988,240
                                                                                                                   -------------
                                                                                                                       9,977,340
                                                                                                                   -------------
  Insurance (0.6%)
   Prudential Funding LLC                                           2.2508          07/16/08         2,000,000         1,997,760
                                                                                                                   -------------
     Total short-term notes and bonds (cost: $11,976,720)                                                             11,975,100
                                                                                                                   -------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                           VALUE PORTFOLIO (continued)
                            JUNE 30, 2008 (UNAUDITED)

                       Description                                                                   Shares            Value
----------------------------------------------------------                                       -------------     -------------
MONEY MARKET MUTUAL FUNDS (4.3%)
   AIM-STIT-STIC Prime Portfolio                                                                     4,100,000     $   4,100,000
   BlackRock Liquidity Funds Tempfund Portfolio                                                      4,950,000         4,950,000
   Dreyfus Cash Management                                                                             350,000           350,000
   First America Prime class Z                                                                       4,150,000         4,150,000
                                                                                                                   -------------
       Total money market mutual funds (cost: $13,550,000)                                                            13,550,000
                                                                                                                   -------------
MUTUAL FUNDS (3.0%)
   iShares Russell 1000 Value Index Fund                                                                93,100         6,428,555
   iShares Russell Midcap Value Index Fund                                                              23,200         2,984,448
                                                                                                                   -------------
       Total mutual funds (cost: $8,826,086)                                                                           9,413,003
                                                                                                                   -------------
CASH AND CASH EQUIVALENTS (0.1%)
   BONY Cash Reserve (cost: $145,399)                                                                                    145,399
                                                                                                                   -------------
TOTAL INVESTMENTS (100.0%) (COST $301,060,235)                                                                       315,120,635
                                                                                                                   -------------
OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)                                                                             120,027
                                                                                                                   -------------
NET ASSETS (100%)                                                                                                  $ 315,240,662
                                                                                                                   =============

* Non-Income producing securities.

The interest rate for short-term notes reflects the yields for those securities as of June 30, 2008.

Percentages shown are based on total net assets.

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                           VALUE PORTFOLIO (continued)
                            JUNE 30, 2008 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

   Level 1 - quoted prices in active markets for identical securities

   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's assets carried at fair value:

                                                           Investments     Other Financial
                Valuation inputs                          in Securities      Instruments*
                ----------------                          -------------    ---------------
Level 1 - Quoted prices                                   $ 303,145,535    $             -
Level 2 - Other significant observable inputs                11,975,100                  -
Level 3 - Significant unobservable inputs                             -                  -
                                                          -------------    ---------------
Total                                                     $ 315,120,635    $             -
                                                          =============    ===============

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

                             ONEAMERICA FUNDS, INC.
                          REPRESENTATION OF INVESTMENTS
                                 VALUE PORTFOLIO
                            JUNE 30, 2008 (UNAUDITED)

                         Industry                                    % of Total Net Assets
------------------------------------------------------------         ---------------------
Oil & Oil Services                                                             8.8%
Health Care                                                                    8.6
Diversified Financial Services                                                 8.5
Diversified Manufacturing                                                      7.6
Computer Hardware & Software                                                   7.4
Semiconductors                                                                 6.8
Retail                                                                         6.3
Telecommunication Services                                                     5.9
Transportation                                                                 5.2
Apparel                                                                        5.0
Money Market Mutual Funds                                                      4.3
Automotive Components                                                          3.6
Consumer Finance                                                               3.2
Mutual Funds                                                                   3.0
Metals & Mining                                                                2.7
Recreation                                                                     2.6
Aerospace & Defense                                                            2.1
Electrical Equipment                                                           2.1
Industrial Conglomerates                                                       2.0
Chemicals                                                                      1.7
Food & Beverage                                                                1.7
Insurance                                                                      0.6
Commercial Services                                                            0.1
Paper & Forest Products                                                        0.1
Cash and Cash Equivalents                                                      0.1
                                                                             -----
                                                                             100.0
Other assets in excess of liabilities                                            -
                                                                             -----
TOTAL INVESTMENTS                                                            100.0%
                                                                             =====

                              ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                             MONEY MARKET PORTFOLIO
                            JUNE 30, 2008 (UNAUDITED)

                                                              Interest    Maturity       Principal
                      Description                               Rate        Date           Amount      Value
--------------------------------------------------------      --------    ----------    ----------  ------------
SHORT-TERM NOTES (92.8%)
 U.S. GOVERNMENT & AGENCY OBLIGATIONS (15.3%)
   Federal Home Loan Bank Discount Notes                        2.050%      07/09/08    $5,000,000  $  4,997,733
   Federal Home Loan Bank Discount Notes                        2.080       07/17/08     5,000,000     4,995,378
   Federal Home Loan Bank Discount Notes                        2.030       07/25/08     3,000,000     2,995,940
   Federal Home Loan Bank Discount Notes                        2.180       08/11/08     2,000,000     1,995,034
   Federal Agricultural Mortgage Corp. Discount Notes           2.390       09/25/08     7,300,000     7,258,321
   Federal Farm Credit Bank Discount Notes                      2.383       09/30/08     1,000,000       994,060
   Federal Home Loan Mortgage Discount Notes                    2.250       09/02/08     3,700,000     3,685,431
   Federal Home Loan Mortgage Discount Notes                    2.040       09/15/08     1,900,000     1,891,837
   Federal Home Loan Mortgage Discount Notes                    2.080       11/14/08     7,200,000     7,143,424
   Federal National Mortgage Association Discount Notes         2.000       07/23/08     3,000,000     2,996,333
                                                                                                    ------------
                                                                                                      38,953,491
                                                                                                    ------------
 COMMERCIAL PAPER (69.3%)
  Automotive (3.2%)
   Honda Motor Company                                          2.241        07/23/08    1,800,000     1,797,569
   Honda Motor Company                                          2.180        08/07/08    6,250,000     6,236,189
                                                                                                    ------------
                                                                                                       8,033,758
                                                                                                    ------------
  Banks (3.4%)
   Bank of America Corp.                                        2.362        07/16/08    2,225,000     2,222,840
   Bank of America Corp.                                        2.606        08/20/08    5,000,000     4,982,153
   Bank of America Corp.                                        2.585        08/26/08    1,500,000     1,494,050
                                                                                                    ------------
                                                                                                       8,699,043
                                                                                                    ------------
  Chemical - Diversified (5.1%)
   E.I. DuPont de Nemours & Co.                                 2.109        07/02/08    3,800,000     3,799,780
   E.I. DuPont de Nemours & Co.                                 2.109        07/11/08    1,194,000     1,193,310
   E.I. DuPont de Nemours & Co.                                 2.129        07/15/08    3,500,000     3,497,142
   BASF Aktiengesells CPDS                                      2.190        07/07/08    4,500,000     4,498,380
                                                                                                    ------------
                                                                                                      12,988,612
                                                                                                    ------------
  Consumer Finance (10.0%)
   American Express Credit Corp.                                2.291        07/08/08    5,500,000     5,497,583
   American Express Credit Corp.                                2.788        10/15/08    3,000,000     2,975,708
   Siemens Capital Corp.                                        2.028        07/07/08    2,000,000     1,999,333
   Siemens Capital Corp.                                        2.099        07/21/08    2,500,000     2,497,125
   Siemens Capital Corp.                                        2.099        08/22/08    4,000,000     3,988,040
   Toyota Motor Credit Corp.                                    2.129        07/24/08    6,000,000     5,991,950
   Toyota Motor Credit Corp.                                    2.504        11/28/08    2,500,000     2,474,271
                                                                                                    ------------
                                                                                                      25,424,010
                                                                                                    ------------
  Diversified Financial Services (10.5%)
   AT&T Capital Corp.                                           2.241        08/25/08    3,000,000     2,989,871
   General Electric Capital Corp.                               2.484        08/04/08    1,000,000       997,686
   General Electric Capital Corp.                               2.656        08/05/08    1,000,000       997,453
   General Electric Capital Corp.                               2.464        08/06/08    3,500,000     3,491,495
   General Electric Capital Corp.                               2.362        08/12/08    3,000,000     2,991,845

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                              ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                       MONEY MARKET PORTFOLIO (continued)
                            JUNE 30, 2008 (UNAUDITED)

                                                              Interest    Maturity       Principal
                      Description                               Rate        Date           Amount      Value
--------------------------------------------------------      --------    ----------    ----------  ------------
SHORT-TERM NOTES (92.8%) (continued)
 COMMERCIAL PAPER (69.3%) (continued)
   IBM Credit Corp.                                             2.160%      07/22/08    $4,500,000  $  4,494,409
   IBM Credit Corp.                                             2.251       08/14/08     4,000,000     3,989,147
   Wells Fargo & Co.                                            2.180       07/10/08     3,400,000     3,398,173
   Wells Fargo & Co.                                            2.180       07/11/08     3,400,000     3,397,969
                                                                                                    ------------
                                                                                                      26,748,048
                                                                                                    ------------
  Electric Integrated (3.4%)
   Florida Power & Light Co.                                    2.300       07/01/08     5,000,000     5,000,000
   Florida Power & Light Co.                                    2.484       07/11/08     3,600,000     3,597,550
                                                                                                    ------------
                                                                                                       8,597,550
                                                                                                    ------------
  Electric Products (2.0%)
   Emerson Electric Co.                                         2.180       07/08/08     3,000,000     2,998,746
   Emerson Electric Co.                                         2.231       07/09/08     2,000,000     1,999,022
                                                                                                    ------------
                                                                                                       4,997,768
                                                                                                    ------------
  Food, Beverages (6.7%)
   Nestle Capital Corp.                                         2.271       08/29/08     4,500,000     4,483,480
   Nestle Capital Corp.                                         2.119       02/11/09     4,000,000     3,947,750
   The Coca-Cola Co.                                            2.190       08/21/08     4,000,000     3,987,760
   The Coca-Cola Co.                                            2.281       09/03/08     4,500,000     4,482,000
                                                                                                    ------------
                                                                                                      16,900,990
                                                                                                    ------------
  Household & Presonal Products (5.8%)
   Colgate-Palmolive Co.                                        2.170       07/10/08     5,500,000     5,497,058
   Colgate-Palmolive Co.                                        2.251       07/18/08     3,000,000     2,996,855
   The Proctor & Gamble Co.                                     2.231       08/18/08     6,250,000     6,231,667
                                                                                                    ------------
                                                                                                      14,725,580
                                                                                                    ------------
  Insurance (5.5%)
   American International Group Funding, Inc.                   2.433       07/02/08     4,700,000     4,699,687
   American International Group Funding, Inc.                   2.383       07/14/08       800,000       799,321
   Prudential Funding Corp.                                     2.636       07/01/08     5,000,000     5,000,000
   Prudential Funding Corp.                                     2.362       07/29/08     2,000,000     1,996,376
   Prudential Funding Corp.                                     2.362       08/05/08     1,500,000     1,496,602
                                                                                                    ------------
                                                                                                      13,991,986
                                                                                                    ------------
  Medical - Drugs (2.6%)
   Abbott Laboratories                                          1.997       07/01/08     5,000,000     5,000,000
   Abbott Laboratories                                          2.028       07/15/08     1,600,000     1,598,756
                                                                                                    ------------
                                                                                                       6,598,756
                                                                                                    ------------
  Medical Products (5.5%)
   Johnson & Johnson                                            2.058       07/22/08     4,000,000     3,995,263
   Johnson & Johnson                                            2.068       07/28/08     2,500,000     2,496,175
   Johnson & Johnson                                            2.129       08/05/08     1,500,000     1,496,937
   Merk & Co.                                                   2.149       07/14/08     1,600,000     1,598,775
   Pfiizer Inc.                                                 2.129       07/03/08     2,700,000     2,699,685
   Pfiizer Inc.                                                 2.129       07/09/08     1,552,000     1,551,276
                                                                                                    ------------
                                                                                                      13,838,111
                                                                                                    ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                       MONEY MARKET PORTFOLIO (continued)
                            JUNE 30, 2008 (UNAUDITED)

                                                              Interest    Maturity       Principal
                      Description                               Rate        Date           Amount      Value
--------------------------------------------------------      --------    ----------    ----------  ------------
SHORT-TERM NOTES (92.8%) (Continued)
 COMMERCIAL PAPER (69.3%) (Continued)
  Retail-Designer (2.3%)
   Wal-Mart Stores                                              2.028%      07/14/08    $1,250,000  $  1,249,097
   Wal-Mart Stores                                              2.231       10/10/08       750,000       745,371
   Wal-Mart Stores                                              2.129       12/22/08     3,900,000     3,860,415
                                                                                                    ------------
                                                                                                       5,854,883
                                                                                                    ------------
  Transport Service (3.3%)
   United Parcel Services                                       2.170       09/04/08     3,500,000     3,486,476
   United Parcel Services                                       2.038       09/11/08     5,000,000     4,979,900
                                                                                                    ------------
                                                                                                       8,466,376
                                                                                                    ------------
 VARIABLE RATE DEMAND NOTES (3.9%)**
   Chatham Capital Corp. (backed by 5/3rd Bank LOC)             3.000       11/01/28       700,000       700,000
   Community Housing Development (backed by Wells
     Fargo Bank LOC)                                            2.480       08/01/24       900,000       900,000
   Connecticut Water (backed by Citizen Bank of RI LOC)         2.620       01/04/29     1,500,000     1,500,000
   PCP Investors LLC (backed by Wells Fargo Bank LOC)           2.480       12/01/24       805,000       805,000
   Rockwood Quarry LLC (backed by 5/3rd Bank LOC)               3.000       12/01/22     4,100,000     4,100,000
   UBS AG Stamford Connecticut                                  2.461       03/16/09     2,000,000     2,000,000
                                                                                                    ------------
                                                                                                      10,005,000
                                                                                                    ------------
 CORPORATE BONDS (4.3%)
  Commercial Banks (1.6%)
   BASF Aktiengesells Finance EUR FLTR**                        3.728       07/18/08     4,000,000     4,000,000
                                                                                                    ------------
  Diversified Telecommunications Services (0.7%)
   Bellsouth Telecommunications                                 5.875       01/15/09     1,700,000     1,723,282
                                                                                                    ------------
  Electronic Products (0.8%)
   Emerson Electric Co.                                         5.850       03/15/09     2,000,000     2,040,188
                                                                                                    ------------
  Finance-Leasing (0.4%)
   Pitney Bowes                                                 5.750       08/15/08     1,000,000     1,001,007
                                                                                                    ------------
  Medical-Drugs (0.8%)
   Abbott Laboratories                                          5.375       05/15/09     2,000,000     2,041,646
                                                                                                    ------------
     Total short-term notes (cost: $252,742,314)                                                     235,630,085
                                                                                                    ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                       MONEY MARKET PORTFOLIO (continued)
                            JUNE 30, 2008 (UNAUDITED)

                      Description                                                                    Shares            Value
---------------------------------------------------------                                        -------------     -------------
MONEY MARKET MUTUAL FUNDS (6.7%)
   Dreyfus Masternote Account                                                                        8,600,000     $   8,600,000
   Blackrock Liquidity Funds Temp Funds Portfolio                                                    8,400,000         8,400,000
                                                                                                                   -------------
     Total money market mutual funds (cost: $17,000,000)                                                              17,000,000
                                                                                                                   -------------
CASH AND CASH EQUIVALENTS (0.0%)
   BONY Cash Reserve (cost: $112,229)                                                                                    112,229
                                                                                                                   -------------
TOTAL INVESTMENTS (99.5%) (COST: $252,742,314)                                                                       252,742,314

OTHER ASSETS IN ACCESS OF LIABILITIES (0.5%)                                                                           1,234,059
                                                                                                                   -------------
NET ASSETS (100.0%)                                                                                                $ 253,976,373
                                                                                                                   =============

** Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2008.

The interest rate for short-term notes reflects the yields for those securities as of June 30, 2008.

Cost represents amortized cost.

Percentages shown are based on total net assets.

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                              ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                       MONEY MARKET PORTFOLIO (continued)
                            JUNE 30, 2008 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

   Level 1 - quoted prices in active markets for identical securities

   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's assets carried at fair value:

                                                           Investments     Other Financial
                Valuation inputs                          in Securities      Instruments*
                ----------------                          -------------    --------------
Level 1 - Quoted prices                                   $  17,112,229    $            -
Level 2 - Other significant observable inputs               235,630,085                 -
Level 3 - Significant unobservable inputs                             -                 -
                                                          -------------    --------------
Total                                                     $ 252,742,314    $            -
                                                          =============    ==============

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

                             ONEAMERICA FUNDS, INC.
                          REPRESENTATION OF INVESTMENTS
                             MONEY MARKET PORTFOLIO
                            JUNE 30, 2008 (UNAUDITED)

                   Industry                                            % of Total Net Assets
--------------------------------------------------------------         ---------------------
Commercial Paper                                                                69.3%
U.S. Government & Agency Obligations                                            15.3
Corporate Bonds                                                                  4.3
Money Market Mutual Funds                                                        6.7
Variable Rate Demand Notes                                                       3.9
Cash and Cash Equivalents                                                          -
                                                                               -----
                                                                                99.5
Other assets in excess of liabilities                                            0.5
                                                                               -----

TOTAL INVESTMENTS                                                              100.0%
                                                                               =====

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                         INVESTMENT GRADE BOND PORTFOLIO
                            JUNE 30, 2008 (UNAUDITED)

                                                              Interest    Maturity       Principal
                      Description                               Rate        Date          Amount       Value
--------------------------------------------------------      --------    ----------    ----------  ------------
LONG-TERM NOTES AND BONDS (94.8%)
 U.S. GOVERNMENT & AGENCY OBLIGATIONS (5.0%)
   FHLMC                                                        5.200%      03/05/19    $  700,000  $    691,852
   U.S. Treasury Bonds                                          7.250       08/15/22     1,900,000     2,448,031
   U.S. Treasury Notes                                          4.250       08/15/15       827,000       859,240
   U.S. Treasury Notes                                          4.500       02/15/16       100,000       105,195
   U.S. Treasury Notes                                          4.625       02/15/17        50,000        52,641
   U.S. Treasury Notes                                          7.875       02/15/21       900,000     1,199,953
   U.S. Treasury Notes                                          4.125       05/15/15     1,500,000     1,550,039
                                                                                                    ------------
                                                                                                       6,906,951
                                                                                                    ------------
 MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (53.3%)
   Atlantic City Electric Transition Funding LLC,
     Ser. 2002-1, Cl. A3                                        4.910       07/20/17     1,000,000       996,114
   Banc of America Commercial Mortgage, Inc.,
     Ser. 2006-5, Cl. AaB                                       5.379       09/10/47       900,000       867,635
   Bear Stearns Commercial Mortgage Securities,
     Ser. 2006-T24, Cl. Aab                                     5.533       10/12/41       550,000       531,524
   Bear Stearns Commercial Mortgage Securities,
     Ser. 2006-PW13, Cl. Aab                                    5.530       09/11/41     1,300,000     1,258,425
   Bear Stearns Commercial Mortgage Securities,
     Ser. 2006-PW14, Cl. A3                                     5.209       12/11/38       600,000       563,980
   Bear Stearns Commercial Mortgage Securities,
     Ser. 2007-PW15, Cl. AaB                                    5.315       02/11/44       650,000       613,195
   Bear Stearns Commercial Mortgage Securities,
     Ser. 2006-PW13, Cl. AAA                                    5.518       09/11/41     1,000,000       955,773
   Centerpoint Energy Transition Bond Co.,
     Ser. 2005-A, Cl. A2                                        4.970       08/01/14       600,000       607,644
   CHN Equipment Trust Ser 2007-B A3A                           5.400       10/17/11       400,000       405,254
     Citigroup Commercial Mortgage Trust,
     Ser. 2006-C5, Cl. Asb                                      5.413       10/15/49     1,200,000     1,152,949
   Commercial Mortgage PASS-THRU,
     Ser. 2006-C8, Cl. Aab                                      5.291       12/10/46       650,000       621,296
   Crown Castle Towers, Ser. 2006-1A, Cl. Afx                   5.245       11/15/36     1,000,000       984,170
   CSFB Boston Mtge Secs Corp 2005-C6 A4                        5.230       12/15/40     1,000,000       960,137
   CSFB, Ser. 2005-C5, Cl. Aab                                  5.100       08/15/38     1,200,000     1,160,568
   FHLMC Gold Pool #A48197                                      6.500       01/01/36     1,324,385     1,366,988
   FHLMC Gold Pool #A56247                                      6.000       01/01/37     1,370,049     1,385,864
   FHLMC Gold Pool #A57135                                      5.500       02/01/37     1,337,594     1,318,993
   FHLMC Gold Pool #A58278                                      5.000       03/01/37     1,827,581     1,752,800
   FHLMC Gold Pool #J05930                                      5.500       03/01/21     2,175,805     2,191,806
   FHLMC Gold Pool #A11823                                      5.000       08/01/33        99,031        95,520
   FHLMC Gold Pool #A16641                                      5.500       12/01/33       200,037       198,224
   FHLMC Gold Pool #A27124                                      6.000       10/01/34        96,529        97,885
   FHLMC Gold Pool #A28876                                      6.000       11/01/34       524,975       532,348
   FHLMC Gold Pool #A40159                                      5.500       11/01/35        44,231        43,699
   FHLMC Gold Pool #A40754                                      6.500       12/01/35       585,233       604,607
   FHLMC Gold Pool #A41968                                      5.500       01/01/36       431,599       426,406
   FHLMC Gold Pool #A43870                                      6.500       03/01/36       301,693       311,398
   FHLMC Gold Pool #A45624                                      5.500       06/01/35        45,552        45,004

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                            JUNE 30, 2008 (UNAUDITED)

                                                                    Interest     Maturity      Principal
                      Description                                     Rate         Date         Amount        Value
--------------------------------------------------------            --------    ----------    -----------  ------------
LONG-TERM NOTES AND BONDS (94.8%) (continued)
 MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (53.3%) (continued)
   FHLMC GOLD POOL #A49346                                            6.500%      05/01/36    $  154,404   $    159,371
   FHLMC Gold Pool #A51101                                            6.000       07/01/36       258,442        261,425
   FHLMC Gold Pool #A58965                                            5.500       04/01/37     1,104,835      1,089,471
   FHLMC Gold Pool #A71576                                            6.500       01/01/38     1,067,103      1,101,096
   FHLMC Gold Pool #B12969                                            4.500       03/01/19       184,946        180,866
   FHLMC Gold Pool #B19462                                            5.000       07/01/20     1,025,456      1,018,096
   FHLMC Gold Pool #C01086                                            7.500       11/01/30        51,753         55,923
   FHLMC Gold Pool #C01271                                            6.500       12/01/31        96,574        100,450
   FHLMC Gold Pool #C01302                                            6.500       11/01/31        36,309         37,766
   FHLMC Gold Pool #C01676                                            6.000       11/01/33     4,619,926      4,693,465
   FHLMC Gold Pool #C14364                                            6.500       09/01/28        38,980         40,605
   FHLMC Gold Pool #C14872                                            6.500       09/01/28         4,177          4,352
   FHLMC Gold Pool #C20300                                            6.500       01/01/29        37,398         38,957
   FHLMC Gold Pool #C28221                                            6.500       06/01/29        16,172         16,851
   FHLMC Gold Pool #C35377                                            7.000       01/01/30         7,170          7,585
   FHLMC Gold Pool #C41636                                            8.000       08/01/30         5,756          6,237
   FHLMC Gold Pool #C56017                                            6.500       03/01/31       305,726        318,140
   FHLMC Gold Pool #C61802                                            5.500       12/01/31       565,182        560,590
   FHLMC Gold Pool #C64936                                            6.500       03/01/32        51,840         53,888
   FHLMC Gold Pool #C68790                                            6.500       07/01/32       218,988        227,641
   FHLMC Gold Pool #C74741                                            6.000       12/01/32       239,055        243,122
   FHLMC Gold Pool #C79460                                            5.500       05/01/33       239,108        236,941
   FHLMC Gold Pool #C79886                                            6.000       05/01/33       474,577        482,206
   FHLMC Gold Pool #E00543                                            6.000       04/01/13        27,529         28,210
   FHLMC Gold Pool #E00565                                            6.000       08/01/13        21,875         22,416
   FHLMC Gold Pool #E00957                                            6.000       02/01/16        42,032         43,074
   FHLMC Gold Pool #E01007                                            6.000       08/01/16        32,279         33,080
   FHLMC Gold Pool #E01085                                            5.500       12/01/16        63,838         64,696
   FHLMC Gold Pool #E01136                                            5.500       03/01/17       170,359        172,676
   FHLMC Gold Pool #E01216                                            5.500       10/01/17       163,473        165,697
   FHLMC Gold Pool #E01378                                            5.000       05/01/18       344,516        343,766
   FHLMC Gold Pool #E71048                                            6.000       07/01/13         1,346          1,379
   FHLMC Gold Pool #E72468                                            5.500       10/01/13        13,216         13,388
   FHLMC Gold Pool #E74118                                            5.500       01/01/14        70,949         71,859
   FHLMC Gold Pool #E77035                                            6.500       05/01/14        34,043         35,445
   FHLMC Gold Pool #E77962                                            6.500       07/01/14        56,413         58,736
   FHLMC Gold Pool #E78727                                            6.500       10/01/14         1,680          1,749
   FHLMC Gold Pool #E82543                                            6.500       03/01/16        56,658         59,016
   FHLMC Gold Pool #E85127                                            6.000       08/01/16        21,932         22,476
   FHLMC Gold Pool #E85353                                            6.000       09/01/16        79,942         81,926
   FHLMC Gold Pool #E89823                                            5.500       05/01/17       207,780        210,607
   FHLMC Gold Pool #E90912                                            5.500       08/01/17        67,706         68,628
   FHLMC Gold Pool #E91139                                            5.500       09/01/17       244,978        248,311
   FHLMC Gold Pool #E91646                                            5.500       10/01/17       408,797        414,358
   FHLMC Gold Pool #E92047                                            5.500       10/01/17       241,217        244,499
   FHLMC Gold Pool #E92196                                            5.500       11/01/17        46,356         46,987
   FHLMC Gold Pool #E95159                                            5.500       03/01/18       320,933        325,349
   FHLMC Gold Pool #E95734                                            5.000       03/01/18     1,464,277      1,461,089
   FHLMC Gold Pool #G01091                                            7.000       12/01/29        38,664         40,900

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                            JUNE 30, 2008 (UNAUDITED)

                                                                    Interest    Maturity      Principal
                      Description                                     Rate        Date          Amount       Value
--------------------------------------------------------            --------    ----------    ----------  ------------
LONG-TERM NOTES AND BONDS (94.8%) (continued)
 MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (53.3%) (continued)
   FHLMC Gold Pool #G02060                                            6.500%      01/01/36    $1,479,222  $  1,528,192
   FHLMC Gold Pool #G08016                                            6.000       10/01/34     1,961,895     1,989,446
   FHLMC Gold Pool #G10817                                            6.000       06/01/13        26,649        27,309
   FHLMC Gold Pool #G11753                                            5.000       08/01/20       647,271       642,626
   FHLMC Gold Pool #J01380                                            5.500       03/01/21     2,089,324     2,104,689
   FHLMC Gold Pool #A44969                                            6.500       04/01/36       900,347       929,310
   FHLMC Pool #A56634                                                 5.000       01/01/37       412,297       395,426
   FHLMC Pool #A56829                                                 5.000       01/01/37       102,213        98,030
   FHLMC Series 2424 Class OG CMO                                     6.000       03/15/17     1,256,077     1,307,439
   FHLMC Series 2835 Class MD CMO                                     4.500       08/15/19       850,000       811,831
   FHLMC Series 2947 Class VA CMO                                     5.000       03/15/16       663,890       669,879
   FHLMC Series 3020 Class VA CMO                                     5.500       11/15/14     1,488,692     1,526,037
   FNMA CMO 2002-86 KM CMO                                            5.000       12/25/17     2,150,000     2,144,998
   FNMA Pool #256883                                                  6.000       08/01/37     1,715,568     1,732,862
   FNMA Pool #253798                                                  6.000       05/01/16         1,906         1,961
   FNMA Pool #356565                                                  5.500       09/01/17     1,226,957     1,246,499
   FNMA Pool #357637                                                  6.000       11/01/34     2,365,768     2,396,033
   FNMA Pool #545929                                                  6.500       08/01/32       157,887       163,903
   FNMA Pool #555591                                                  5.500       07/01/33       628,949       623,630
   FNMA Pool #572020                                                  6.000       04/01/16        35,554        36,581
   FNMA Pool #578974                                                  6.000       05/01/16        61,722        63,523
   FNMA Pool #579170                                                  6.000       04/01/16        14,858        15,288
   FNMA Pool #584953                                                  7.500       06/01/31        14,732        15,860
   FNMA Pool #585097                                                  6.000       05/01/16       122,086       125,611
   FNMA Pool #651220                                                  6.500       07/01/32       159,751       165,838
   FNMA Pool #781776                                                  6.000       10/01/34       242,635       245,740
   FNMA Pool #797509                                                  4.500       03/01/35     1,367,895     1,269,417
   FNMA Pool #797536                                                  4.500       04/01/35     1,119,120     1,038,552
   FNMA Pool #910446                                                  6.500       01/01/37       737,417       760,060
   FNMA Pool #936760                                                  5.500       06/01/37     1,232,390     1,216,314
   FNMA Pool #942956                                                  6.000       09/01/37     1,775,784     1,793,685
   GNMA CMO 2002-88 GW                                                5.500       09/20/19     1,000,000     1,001,987
   GNMA Pool #424739                                                  7.500       05/15/26        33,053        35,615
   GNMA Pool #443216                                                  8.000       07/15/27        22,549        24,692
   GNMA Pool #452827                                                  7.500       02/15/28        27,278        29,375
   GNMA Pool #457453                                                  7.500       10/15/27         8,010         8,629
   GNMA Pool #479743                                                  7.500       11/15/30        20,484        22,040
   GNMA Pool #511723                                                  7.500       10/15/30        30,911        33,258
   GNMA Pool #511778                                                  7.500       11/15/30        81,935        88,156
   GNMA Pool #529534                                                  8.000       08/15/30         9,144        10,021
   GNMA Pool #540356                                                  7.000       05/15/31        70,137        74,684
   GNMA Pool #542083                                                  7.000       01/15/31        13,207        14,063
   GNMA Pool #552466                                                  6.500       03/15/32       107,854       112,003
   GNMA Pool #570323                                                  6.000       02/15/32        35,730        36,431
   GNMA Pool #574395                                                  6.000       01/15/32       663,492       676,503
   GNMA Pool #577653                                                  6.000       08/15/32        65,233        66,512
   GNMA Pool #585467                                                  6.000       08/15/32       210,648       214,778
   GNMA Pool #591025                                                  6.500       10/15/32       156,528       162,549

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                            JUNE 30, 2008 (UNAUDITED)

                                                                    Interest    Maturity       Principal
                      Description                                     Rate        Date          Amount       Value
--------------------------------------------------------            --------    ----------    ----------  ------------
LONG-TERM NOTES AND BONDS (94.8%) (continued)
 MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (53.3%) (continued)
   GE Capital Commercial Mortgage Corp.                               5.349%      08/11/36    $  500,000  $    500,886
   LBUBS Commercial Mortgage Trust, Ser. 2006-C7, Cl. A2              5.300       11/15/38     1,800,000     1,773,935
   Merrill Lynch/CountryWide Commercial
     Mortgage Trust, Ser. 2007-5, Cl. Asb                             5.362       10/12/16       650,000       612,476
   Morgan Stanley Capital I, Ser. 2006-IQ12,Cl. Aab                   5.325       12/15/43       650,000       622,121
   Morgan Stanley Capital I, 2006-IQ11 A4                             5.775       10/15/42     1,000,000       976,335
   Small Business Administration Participation
     Certificates, Ser. 2006-10A, Cl. 1                               5.524       03/10/16     1,000,000     1,002,441
   Small Business Administration Participation                        5.570       03/01/26       879,302       892,293
     Certificates, Ser. 2006-20C, Cl. 1
   TIAA Seasoned Commercial Mortgage Trust                            6.104       08/15/39       350,000       342,884
                                                                                                          ------------
                                                                                                            73,686,803
                                                                                                          ------------
 CORPORATE OBLIGATIONS (36.5%)
  Aerospace & Defense (0.3%)
   L-3 Communications Corp.                                           6.125       01/15/14       500,000       468,750
                                                                                                          ------------
  Auto Rental (0.5%)
   ERAC USA Finance Co. Series 144A                                   5.600       05/01/15       800,000       731,269
                                                                                                          ------------
  Automotive (0.0%)
   Daimler Chrysler North America Holdings                            7.750       01/18/11        37,000        39,287
                                                                                                          ------------
  Beverages (0.7%)
   Dr. Pepper Snapple Group Inc. Series 144A                          6.820       05/01/18     1,000,000     1,004,126
                                                                                                          ------------
  Biotechnology (0.4%)
   Biogen Idec Inc                                                    6.000       03/01/13       550,000       545,772
                                                                                                          ------------
  Chemicals (0.0%)
   E.I. Du Pont De Nemours Co.                                        6.875       10/15/09        37,000        38,565
                                                                                                          ------------
  Commercial Banks (2.4%)
   Bank of America Corp.                                              7.400       01/15/11        37,000        38,589
   Bank of Oklahoma                                                   5.750       05/15/17       600,000       594,719
   Bank One Corp.                                                     7.875       08/01/10     1,037,000     1,097,669
   First Union National Bank                                          7.800       08/18/10        37,000        38,993
   J.P. Morgan Chase & Co.                                            6.750       02/01/11        37,000        38,403
   Merrill Lynch & Co Inc                                             3.073       11/01/11       550,000       496,988
   PNC Funding Corp.                                                  5.125       12/14/10       400,000       397,494
   State Street Bank & Trust                                          5.300       01/15/16       600,000       577,196
   US Bank North America                                              6.375       08/01/11        37,000        38,646
                                                                                                          ------------
                                                                                                             3,318,697
                                                                                                          ------------
  Computer - Software (0.5%)
   Computer Associates Inc.                                           5.625       12/01/14       700,000       648,421
                                                                                                          ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                              ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                            JUNE 30, 2008 (UNAUDITED)

                                                              Interest    Maturity      Principal
                      Description                               Rate        Date          Amount       Value
--------------------------------------------------------      --------    ----------    ----------  ------------
LONG-TERM NOTES AND BONDS (94.8%) (continued)
 CORPORATE OBLIGATIONS (36.5%) (continued)
   Consumer Products (0.6%)
     Kimberly-Clark                                             6.625%      08/01/37    $  800,000  $    856,802
                                                                                                    ------------
   E&P Services (0.5%)
     Seacor Holdings, Inc.                                      5.875       10/01/12       805,000       762,543
                                                                                                    ------------
   Electric (0.9%)
     EDP Finance BV Series 144A                                 6.000       02/02/18       600,000       597,462
     ITC Holdings Corp. Series 144A                             6.050       01/31/18       600,000       581,851
                                                                                                    ------------
                                                                                                       1,179,313
                                                                                                    ------------
   Electric Utility (3.2%)
     AEP Texas Central Trans Ser A-3                            5.090       07/01/15       550,000       545,469
     Arizona Public Service Co.                                 6.375       10/15/11       600,000       604,135
     DPL Inc.                                                   6.875       09/01/11     1,000,000     1,041,182
     Duke Energy Indiana Inc.                                   8.000       07/15/09       400,000       414,382
     Entergy Gulf States, Inc.                                  4.875       11/01/11       650,000       636,993
     NiSource Finance Corp.                                     7.875       11/15/10       487,000       505,026
     Potomac Edison Co.                                         5.350       11/15/14       700,000       685,997
                                                                                                    ------------
                                                                                                       4,433,184
                                                                                                    ------------
   Finance Companies (3.0%)
     Citigroup Inc.                                             8.400       04/30/49       750,000       712,958
     Ford Motor Credit Corp.                                    7.000       10/01/13       800,000       589,129
     General Electric Capital Corp.                             6.375       11/15/67       600,000       567,485
     General Electric Capital Corp.                             7.375       01/19/10        37,000        38,899
     Goldman Sachs Group, Inc.                                  6.875       01/15/11        37,000        38,409
     Hartford Financial Services Group Inc.                     8.125       06/15/68     1,000,000       973,255
     HSBC Finance Corp.                                         6.750       05/15/11        37,000        38,451
     National Rural Utilities Cooperative Finance Corp.         5.750       08/28/09       500,000       509,949
     SLM Corp.                                                  4.500       07/26/10       700,000       647,716
                                                                                                    ------------
                                                                                                       4,116,251
                                                                                                    ------------
   Food Products (0.8%)
     General Mills Inc.                                         5.650       09/10/12       500,000       509,830
     Kellogg Company                                            6.600       04/01/11        37,000        38,928
     Kraft Foods Inc.                                           6.500       08/11/17       500,000       500,637
                                                                                                    ------------
                                                                                                       1,049,395
                                                                                                    ------------
   Gas-Distribution (0.9%)
     Atmos Energy Corp.                                         4.950       10/15/14       600,000       565,031
     Southwest Gas Corp.                                        7.625       05/15/12       650,000       666,809
                                                                                                    ------------
                                                                                                       1,231,840
                                                                                                    ------------
   Health Care Services (0.4%)
     Quest Diagnostic Inc.                                      6.950       07/01/37       550,000       534,657
                                                                                                    ------------
   Healthcare Equipment & Supplies (0.7%)
     Hospira, Inc.                                              5.900       06/15/14     1,000,000     1,003,047
                                                                                                    ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                            JUNE 30, 2008 (UNAUDITED)

                                                              Interest    Maturity      Principal
                      Description                               Rate        Date          Amount       Value
--------------------------------------------------------      --------    ----------    ----------  ------------
LONG-TERM NOTES AND BONDS (94.8%) (continued)
 CORPORATE OBLIGATIONS (36.5%) (continued)
   Hotel/Lodging (0.3%)
     MGM Mirage                                                 5.875%      02/27/14    $  500,000  $    405,000
                                                                                                    ------------
   Independent Energy (1.7%)
     Chesapeake Energy Corp.                                    7.750       01/15/15       650,000       674,375
     Pioneer Natural Resource                                   7.200       01/15/28       600,000       529,720
     Southwestern Energy Co.                                    7.125       10/10/17       500,000       509,110
     Union Pacific Resources                                    7.050       05/15/18       600,000       647,270
                                                                                                    ------------
                                                                                                       2,360,475
                                                                                                    ------------
   Insurance (0.9%)
     Nationwide Financial Services                              6.250       11/15/11       700,000       713,341
     Willis North America, Inc.                                 6.200       03/28/17       600,000       530,187
                                                                                                    ------------
                                                                                                       1,243,528
                                                                                                    ------------
   Integrated Energy (0.0%)
     Conocophilips Company                                      8.750       05/25/10        37,000        40,265
                                                                                                    ------------
   Iron/Steel (0.6%)
     Reliance Steel & Aluminum Co.                              6.850       11/15/36       900,000       834,520
                                                                                                    ------------
   Leisure Time (0.4%)
     Royal Caribbean Cruises Ltd.                               6.875       12/01/13       600,000       522,000
                                                                                                    ------------
   Media (2.0%)
     AOL Time Warner, Inc.                                      6.750       04/15/11       387,000       395,622
     British Sky Broadcasting Group PLC Series 144A             6.100       02/15/18       550,000       541,022
     Comcast Cable Communications LLC                           7.125       06/15/13     1,095,000     1,154,399
     Time Warner Cable Inc.                                     6.550       05/01/37       650,000       598,651
     Viacom, Inc.                                               6.625       05/15/11        37,000        37,888
                                                                                                    ------------
                                                                                                       2,727,582
                                                                                                    ------------
   Medical-Drugs (0.4%)
     Astrazeneca PLC                                            5.900       09/15/17       500,000       512,500
                                                                                                    ------------
   Mining (1.1%)
     Vulcan Materials                                           5.600       11/30/12       600,000       595,755
     Xstrata Finance Canada Ltd. Series 144A                    5.500       11/16/11     1,000,000       989,179
                                                                                                    ------------
                                                                                                       1,584,934
                                                                                                    ------------
   Office Furnishings-Orig (0.5%)
     Steelcase, Inc.                                            6.500       08/15/11       650,000       659,114
                                                                                                    ------------
   Oil & Gas-Production/Pipeline (3.1%)
     El Paso Natural Gas                                        7.625       08/01/10       700,000       714,809
     Nustar Logistics                                           7.650       04/15/18     1,000,000     1,011,427

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                            JUNE 30, 2008 (UNAUDITED)

                                                              Interest     Maturity    Principal
                      Description                               Rate         Date        Amount        Value
--------------------------------------------------------      --------    ----------   ----------   ------------
LONG-TERM NOTES AND BONDS (94.8%) (continued)
 CORPORATE OBLIGATIONS (36.5%) (continued)
     Questar Pipeline Co.                                       5.830%      02/01/18   $  600,000   $    599,917
     Southern Natural Gas Series 144A                           5.900       04/01/17      650,000        620,968
     Transcont Gas Pipe Corp.                                   8.875       07/15/12      600,000        664,500
     Williams Partners LP / Williams Partners Fin. Corp.        7.250       02/01/17      700,000        700,000
                                                                                                    ------------
                                                                                                       4,311,621
                                                                                                    ------------
   Oil and Gas (0.9%)
     Berry Petroleum Co.                                        8.250       11/01/16      600,000        609,000
     Murphy Oil Corp.                                           7.050       05/01/29      600,000        594,748
                                                                                                    ------------
                                                                                                       1,203,748
                                                                                                    ------------
   Packaging (0.4%)
     Pactiv Corp.                                               6.400       01/15/18      550,000        548,860
                                                                                                    ------------
   Paper and Forest Products (0.9%)
     Abitibi-Consolidated, Inc.                                 8.850       08/01/30      800,000        300,000
     Weyerhaeuser Co.                                           7.375       03/15/32      900,000        892,684
                                                                                                    ------------
                                                                                                       1,192,684
                                                                                                    ------------
   Pharmaceuticals (1.3%)
     AmerisourceBergen Corp.                                    5.875       09/15/15      850,000        830,307
     Medco Health Solutions Inc.                                6.125       03/15/13    1,000,000      1,003,330
                                                                                                    ------------
                                                                                                       1,833,637
                                                                                                    ------------
   Real Estate (0.4%)
     Nationwide Health Properties Inc.                          6.250       02/01/13      600,000        589,790
                                                                                                    ------------
   Retail (0.0%)
     Wal-Mart                                                   6.875       08/10/09       37,000         38,360
                                                                                                    ------------
   Telecommunication Services (4.8%)
     America Movil SAB de CV                                    5.625       11/15/17      600,000        577,855
     AT&T Wireless Services, Inc.                               7.875       03/01/11      537,000        571,720
     AT&T Wireless Services, Inc.                               6.250       03/15/11       37,000         38,259
     AT&T Wireless Services, Inc.                               5.500       02/01/18      550,000        532,954
     British Telecom Plc                                        8.625       12/15/10       37,000         39,729
     Deutsche Telekom International                             8.500(b)    06/15/10      862,000        911,901
     France Telecom                                             7.750       03/01/11       37,000         39,184
     Rogers Wireless Inc.                                       6.375       03/01/14      875,000        876,013
     Sprint Capital Corp.                                       7.625       01/30/11       37,000         36,353
     Sprint Capital Corp.                                       8.750       03/15/32      800,000        762,000
     Telecom Italia Capital SA                                  6.999       06/04/18      600,000        605,111
     Verizon Communications                                     6.940       04/15/28      600,000        593,999
     Verizon Global Funding Corp.                               7.250       12/01/10       37,000         39,281
     Windstream Corp.                                           8.125       08/01/13    1,000,000        997,500
                                                                                                    ------------
                                                                                                       6,621,859
                                                                                                    ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                            JUNE 30, 2008 (UNAUDITED)

                                                              Interest    Maturity     Principal
                      Description                               Rate        Date         Amount         Value
--------------------------------------------------------      --------    ----------   ----------   ------------
LONG-TERM NOTES AND BONDS (94.8%) (continued)
 CORPORATE OBLIGATIONS (36.5%) (continued)
   Transportation (0.5%)
     Fedex Corp.                                               7.110%      01/02/14   $  655,963   $    695,321
                                                                                                   ------------
   Miscellaneous (0.5%)
     Inter-American Development Bank                           7.375       01/15/10       37,000         39,271
     Quebec Province                                           6.125       01/22/11       37,000         39,129
     Southern Star Central Corp.                               6.750       03/01/16      650,000        617,500
                                                                                                   ------------
                                                                                                        695,900
                                                                                                   ------------

       Total corporate obligations (cost: $52,367,497)                                               50,583,617
                                                                                                   ------------

       Total long-term notes and bonds (cost: $132,809,343)                                         131,177,371
                                                                                                   ------------
SHORT-TERM NOTES AND BONDS (3.0%)
 CORPORATE OBLIGATIONS (3.0%)
   Biotechnology (0.7%)
     Pioneer HI Bred Intl Inc.                                 5.750       01/15/09    1,000,000      1,008,989
                                                                                                   ------------
   Commercial Services & Supplies (0.8%)
     Waste Management, Inc.                                    6.875       05/15/09    1,100,000      1,121,701
                                                                                                   ------------
   Finance Companies (0.8%)
     Catepillar Financial Service Corp.                        3.450       01/15/09    1,000,000        997,083
     Merrill Lynch & Co.                                       6.000       02/17/09       37,000         36,865
                                                                                                   ------------
                                                                                                      1,033,948
                                                                                                   ------------
   Food Wholesale/Distribution (0.2%)
     Pepsi Bottling Holdings Inc. Series 144A                  5.625       02/17/09      305,000        308,198
                                                                                                   ------------
   Real Estate (0.5%)
     Simon Property Group LP                                   3.750       01/30/09      700,000        698,915
                                                                                                   ------------
       Total short-term notes and bonds (cost: $4,159,947)                                            4,171,751
                                                                                                   ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                            JUNE 30, 2008 (UNAUDITED)

                      Description                                                       Shares         Value
------------------------------------------------------------------------             ------------   ------------
MONEY MARKET MUTUAL FUNDS (1.2%)
      BlackRock Liquidity Funds Temp Fund Portfolio                                     1,300,000   $  1,300,000
      First America Prime                                                                 300,000        300,000
                                                                                                    ------------

        Total money market mutual funds (cost: $1,600,000)                                             1,600,000
                                                                                                    ------------
MUTUAL FUNDS (0.4%)
      Fidelity Advisor S-V Floater High Income Fund                                        54,847        515,561
                                                                                                    ------------

        Total mutual funds (cost: $530,201)                                                              515,561
                                                                                                    ------------
CASH AND CASH EQUIVALENTS (0.3%)
      BONY Cash Reserve (cost: $479,941)                                                                 479,941
                                                                                                    ------------
TOTAL INVESTMENTS (99.7%) (COST: $139,579,432)                                                       137,944,624
                                                                                                    ------------
OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)                                                             347,694
                                                                                                    ------------
NET ASSETS (100.0%)                                                                                 $138,292,318
                                                                                                    ============

Series 144A securities were purchased pursuant to rule 144A under the Securities Act of 1933 and may not be resold subject to the rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

The interest rate for short-term notes reflects the yields for those securities as of June 30, 2008.

Percentages shown are based on total net assets.

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                            JUNE 30, 2008 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

  Level 1 - quoted prices in active markets for identical securities

  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's assets carried at fair value:

                                                                               Investments     Other Financial
          Valuation inputs                                                     in Securities     Instruments*
          ----------------                                                     -------------   ---------------
Level 1 - Quoted prices                                                        $  2,595,502    $             -
Level 2 - Other significant observable inputs                                   135,349,122                  -
Level 3 - Significant unobservable inputs                                                 -                  -
                                                                               ------------    ---------------
Total                                                                          $137,944,624    $             -
                                                                               ============    ===============

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

                             ONEAMERICA FUNDS, INC.
                          REPRESENTATION OF INVESTMENTS
                         INVESTMENT GRADE BOND PORTFOLIO
                            JUNE 30, 2008 (UNAUDITED)

                        Industry                                                           % of Total Net Assets
---------------------------------------------------------                                  ---------------------
Mortgage-Backed and Asset-Backed Securities                                                         53.3%
Corporate Obligations                                                                               39.5
U.S. Government & Agency Obligations                                                                 5.0
Money Market Mutual Funds                                                                            1.2
Mutual Funds                                                                                         0.4
Cash and Cash Equivalents                                                                            0.3
                                                                                                   -----
                                                                                                    99.7
Other assets in excess of liabilities                                                                0.3
                                                                                                   -----
TOTAL INVESTMENTS                                                                                  100.0%
                                                                                                   =====

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                            ASSET DIRECTOR PORTFOLIO
                            JUNE 30, 2008 (UNAUDITED)


                      Description                                                       Shares         Value
------------------------------------------------------------------------             ------------   ------------
COMMON STOCKS (59.0%)
  Aerospace & Defense (1.4%)
    General Dynamics Corp.                                                                 13,800   $  1,161,960
    Precision Castparts Corp.                                                              33,800      3,257,306
                                                                                                    ------------
                                                                                                       4,419,266
                                                                                                    ------------
  Apparel (3.0%)
    Columbia Sportswear Co.                                                               118,000      4,336,500
    Liz Claiborne, Inc.                                                                    73,800      1,044,270
    Wolverine World Wide, Inc.                                                            144,950      3,865,817
                                                                                                    ------------
                                                                                                       9,246,587
                                                                                                    ------------
  Automotive Components (2.2%)
    Harley-Davidson, Inc.                                                                  68,400      2,480,184
    Magna International, Inc. Class A                                                      72,000      4,265,280
                                                                                                    ------------
                                                                                                       6,745,464
                                                                                                    ------------
  Chemicals (1.1%)
    Dow Chemical Co.                                                                       96,300      3,361,833
                                                                                                    ------------
  Commercial Services (0.1%)
    MPS Group Inc.*                                                                        16,100        171,143
                                                                                                    ------------
  Computer Hardware & Software (4.9%)
    Autodesk, Inc.*                                                                        56,100      1,896,741
    Cisco Systems, Inc.*                                                                  216,300      5,031,138
    Dell Inc.*                                                                            180,600      3,951,528
    Hewlett-Packard Co.                                                                    90,767      4,012,809
                                                                                                    ------------
                                                                                                      14,892,216
                                                                                                    ------------
  Diversified Financial Services (5.5%)
    Aegon NV                                                                              326,286      4,277,609
    Citigroup, Inc.                                                                        90,028      1,508,869
    Federated Investors, Inc.                                                             147,600      5,080,393
    Investment Technology Group, Inc.*                                                    102,400      3,426,304
    JP Morgan Chase & Co.                                                                  67,140      2,303,573
    Washington Mutual, Inc.                                                                48,627        239,731
                                                                                                    ------------
                                                                                                      16,836,479
                                                                                                    ------------
  Diversified Manufacturing (4.8%)
    Carlisle Cos., Inc.                                                                   161,600      4,686,400
    Crane Co.                                                                             126,300      4,866,339
    Illinois Tool Works, Inc.                                                             105,700      5,021,807
                                                                                                    ------------
                                                                                                      14,574,546
                                                                                                    ------------
  Electrical Equipment (1.9%)
    Baldor Electric Co.                                                                    77,300      2,703,954
    FLIR Systems, Inc.*                                                                    75,200      3,050,864
                                                                                                    ------------
                                                                                                       5,754,818
                                                                                                    ------------
  Food & Beverage (1.1%)
    The Coca-Cola Co.                                                                      66,100   $  3,435,878
                                                                                                    ------------
  Health Care (6.4%)
    Johnson & Johnson                                                                      72,300      4,651,782
    McKesson Corp.                                                                         68,300      3,818,653
    Medtronic, Inc.                                                                        74,700      3,865,725
    Merck & Co., Inc.                                                                      31,600      1,191,004
    Pfizer, Inc.                                                                          225,600      3,941,232
    Zimmer Holdings, Inc.*                                                                 29,900      2,034,695
                                                                                                    ------------
                                                                                                      19,503,091
                                                                                                    ------------
  Industrial Conglomerates (1.4%)
    General Electric Co.                                                                  155,700      4,155,633
                                                                                                    ------------
  Metals & Mining (1.8%)
    Alcoa, Inc.                                                                           151,100      5,382,182
                                                                                                    ------------
  Oil & Oil Services (5.4%)
    Royal Dutch Shell PLC ADR                                                              94,150      7,692,996
    Tidewater, Inc.                                                                        79,550      5,173,137
    Valero Energy Corp.                                                                    90,200      3,714,436
                                                                                                    ------------
                                                                                                      16,580,569
                                                                                                    ------------
  Paper and Forest Products (0.1%)
    Wausau Paper Corp.                                                                     27,500        212,025
                                                                                                    ------------
  Recreation (1.7%)
    Brunswick Corp.                                                                       198,200      2,100,920
    Mattel, Inc.                                                                          187,300      3,206,576
                                                                                                    ------------
                                                                                                       5,307,496
                                                                                                    ------------
  Retail (4.2%)
    Bed Bath & Beyond, Inc.*                                                              130,500      3,667,050
    Best Buy Co., Inc.                                                                     82,000      3,247,200
    BJ's Wholesale Club, Inc.*                                                             27,700      1,071,990
    Home Depot, Inc.                                                                      168,600      3,948,612
    Kohl's Corp.*                                                                          18,900        756,756
                                                                                                    ------------
                                                                                                      12,691,608
                                                                                                    ------------
  Semiconductors (4.7%)
    Applied Materials, Inc.                                                               203,900      3,892,451
    Intel Corp.                                                                           273,800      5,881,224
    Texas Instruments, Inc.                                                               160,600      4,522,496
                                                                                                    ------------
                                                                                                      14,296,171
                                                                                                    ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2008 (UNAUDITED)


                      Description                                                       Shares          Value
---------------------------------------------------------                           -------------   -------------
COMMON STOCKS (59.0%) (continued)
  Telecommunication Services (3.9%)
    Nokia Corp. ADR                                                                       166,800   $  4,086,600
    Telefonos de Mexico, Class L ADR                                                      200,100      4,738,368
    Telmex Internacional Sab de CV                                                        200,100      3,221,610
                                                                                                    ------------
                                                                                                      12,046,578
                                                                                                    ------------
  Transportation (3.4%)
    Norfolk Southern Corp.                                                                 79,900      5,007,333
    Werner Enterprises, Inc.                                                              283,700      5,271,146
                                                                                                    ------------
                                                                                                      10,278,479
                                                                                                    ------------
      Total common stocks (cost: $165,699,198)                                                       179,892,062
                                                                                                    ------------

                                                              Interest    Maturity      Principal
                                                                Rate        Date          Amount
                                                              --------    ----------    ----------
LONG-TERM NOTES AND BONDS (33.0%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (4.2%)
    FHLMC                                                       5.200%      03/05/19    $  300,000  $    296,508
    U.S. Treasury Bonds                                         9.125       05/15/18       200,000       280,672
    U.S. Treasury Bonds                                         6.250       05/15/30       225,000       276,943
    U.S. Treasury Bonds                                         5.375       02/15/31     2,000,000     2,222,188
    U.S. Treasury Bonds                                         4.500       05/15/17       100,000       104,156
    U.S. Treasury Notes                                         4.250       01/15/11       100,000       103,766
    U.S. Treasury Notes                                         5.000       02/15/11       200,000       211,203
    U.S. Treasury Notes                                         5.125       06/30/11     3,396,000     3,609,309
    U.S. Treasury Notes                                         4.625       02/15/17     2,075,000     2,184,585
    U.S. Treasury Notes                                         6.000       02/15/26       500,000       585,586
    U.S. Treasury Notes                                         4.750       05/31/12       350,000       370,098
    U.S. Treasury Notes                                         4.500       02/28/11     2,600,000     2,710,500
                                                                                                    ------------
                                                                                                      12,955,514
                                                                                                    ------------
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (16.6%)
    Banc of America Commercial Mortgage, Inc.,
      Ser. 2006-5, Cl. Aab                                      5.379%      09/10/47       500,000       482,020
    Bear Stearns Commercial Mortgage Securities,
      Ser. 2006-T24, Cl. Aab                                    5.533       10/12/41       450,000       434,883
    Bear Stearns Commercial Mortgage Securities,
      Ser. 2006-PW13, Cl. Aab                                   5.530       09/11/41       700,000       677,614
    Bear Stearns Commercial Mortgage Securities,
      Ser. 2006-PW14, Cl. A3                                    5.209       12/11/38       400,000       375,986
    Bear Stearns Commercial Mortgage Securities,
      Ser. 2007-PW15, Cl. Aab                                   5.315       02/11/44       350,000       330,182
    Bear Stearns Commercial Mortgage Securities,
      Ser. 2006-PW13, Cl. AAA                                   5.518       09/11/41       705,000       673,820
    Centerpoint Energy Transition Bond Co.,
      Ser. 2005-A, Cl. A2                                       4.970       08/01/14       400,000       405,096
    CHN Equipment Trust Ser 2007-B A3A                          5.400       10/17/11       600,000       607,881

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2008 (UNAUDITED)

                                                                   Interest    Maturity       Principal
                      Description                                    Rate        Date          Amount       Value
--------------------------------------------------------           --------    ----------    ----------  ------------
LONG-TERM NOTES AND BONDS (33.0%) (continued)
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES(16.6%)(continued)
    Citigroup Commercial Mortgage Trust,
      Ser. 2006-C5, Cl. Asb                                          5.413%      10/15/49    $  800,000  $    768,633
    Commercial Mortgage PASS-THRU,
      Ser. 2006-C8, Cl. AAB                                          5.291       12/10/46       350,000       334,544
    Crown Castle Towers, Ser. 2006-1A, Cl. Afx                       5.245       11/15/36       800,000       787,336
    CSFB Boston Mtge Secs Corp 2005-C6 A4                            5.230       12/15/40     1,000,000       960,137
    CSFB, Ser. 2005-C5, Cl. Aab                                      5.100       08/15/38       800,000       773,712
    FHLMC Gold Pool #A42908                                          6.000       02/01/36       267,565       270,654
    FHLMC Gold Pool #A56247                                          6.000       01/01/37       822,029       831,518
    FHLMC Gold Pool #A57135                                          5.500       02/01/37     1,783,458     1,758,658
    FHLMC Gold Pool #A58278                                          5.000       03/01/37       944,392       905,750
    FHLMC Gold Pool #A11823                                          5.000       08/01/33       450,281       434,319
    FHLMC Gold Pool #A14499                                          6.000       10/01/33       171,762       174,523
    FHLMC Gold Pool #A16641                                          5.500       12/01/33       600,111       594,672
    FHLMC Gold Pool #A41968                                          5.500       01/01/36       222,505       219,828
    FHLMC Gold Pool #A48197                                          6.500       01/01/36       845,343       872,536
    FHLMC Gold Pool #A49346                                          6.500       05/01/36       446,962       461,340
    FHLMC Gold Pool #A51101                                          6.000       07/01/36       340,304       344,233
    FHLMC Gold Pool #A58965                                          5.500       04/01/37     1,104,835     1,089,471
    FHLMC Gold Pool #A71576                                          6.500       01/01/38       525,588       542,331
    FHLMC Gold Pool #B12969                                          4.500       03/01/19       554,838       542,597
    FHLMC Gold Pool #B18146                                          5.000       04/01/20       715,247       710,001
    FHLMC Gold Pool #B18179                                          5.000       04/01/20     1,327,159     1,317,634
    FHLMC Gold Pool #B19462                                          5.000       07/01/20       512,728       509,049
    FHLMC Gold Pool #C01086                                          7.500       11/01/30        11,251        12,157
    FHLMC Gold Pool #C01271                                          6.500       12/01/31        40,239        41,854
    FHLMC Gold Pool #C01302                                          6.500       11/01/31        21,358        22,215
    FHLMC Gold Pool #C01676                                          6.000       11/01/33       836,234       849,545
    FHLMC Gold Pool #C14872                                          6.500       09/01/28        15,636        16,288
    FHLMC Gold Pool #C20853                                          6.000       01/01/29       469,514       478,748
    FHLMC Gold Pool #C56017                                          6.500       03/01/31       244,655       254,589
    FHLMC Gold Pool #C61802                                          5.500       12/01/31       134,295       133,204
    FHLMC Gold Pool #C65255                                          6.500       03/01/32        22,901        23,806
    FHLMC Gold Pool #C67071                                          6.500       05/01/32        42,755        44,552
    FHLMC Gold Pool #C68790                                          6.500       07/01/32        72,996        75,880
    FHLMC Gold Pool #C74741                                          6.000       12/01/32        70,310        71,506
    FHLMC Gold Pool #C79886                                          6.000       05/01/33       137,781       139,995
    FHLMC Gold Pool #E00543                                          6.000       04/01/13        18,516        18,974
    FHLMC Gold Pool #E00878                                          6.500       07/01/15        17,345        18,063
    FHLMC Gold Pool #E01007                                          6.000       08/01/16        32,279        33,080
    FHLMC Gold Pool #E77962                                          6.500       07/01/14        21,155        22,026
    FHLMC Gold Pool #E85127                                          6.000       08/01/16        12,533        12,844
    FHLMC Gold Pool #E85353                                          6.000       09/01/16        79,942        81,926
    FHLMC Gold Pool #E95159                                          5.500       03/01/18       120,350       122,006
    FHLMC Gold Pool #E95734                                          5.000       03/01/18       571,425       570,181
    FHLMC Gold Pool #G01477                                          6.000       12/01/32       539,147       548,267
    FHLMC Gold Pool #G01727                                          6.000       08/01/34     1,213,340     1,232,654
    FHLMC Gold Pool #G02060                                          6.500       01/01/36       887,533       916,915

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2008 (UNAUDITED)

                                                                    Interest    Maturity       Principal
                      Description                                     Rate        Date          Amount       Value
--------------------------------------------------------            --------    ----------    ----------  ------------
LONG-TERM NOTES AND BONDS (33.0%) (continued)
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (16.6%) (continued)
    FHLMC Gold Pool #G08016                                           6.000%      10/01/34    $  980,948  $    994,723
    FHLMC Gold Pool #G08087                                           6.000       10/01/35       253,991       257,161
    FHLMC Gold Pool #G11753                                           5.000       08/01/20       647,271       642,626
    FHLMC Gold Pool #J01380                                           5.500       03/01/21     1,044,662     1,052,344
    FHLMC Gold Pool #J05930                                           5.500       03/01/21     1,055,693     1,063,457
    FHLMC Series 2424 Class OG CMO                                    6.000       03/15/17       418,692       435,813
    FHLMC Series 2835 Class MD CMO                                    4.500       08/15/19       150,000       143,264
    FHLMC Series 2947 Class VA CMO                                    5.000       03/15/16       379,365       382,788
    FHLMC Series 3020 Class VA CMO                                    5.500       11/15/14       744,346       763,019
    FNCL Pool #915258                                                 5.500       04/01/37     1,771,691     1,748,581
    FNCL Pool #940624                                                 6.000       08/01/37     2,618,582     2,644,979
    FNMA CMO 2002-86 KM CMO                                           5.000       12/25/17       350,000       349,186
    FNMA Pool #914468                                                 5.500       04/01/37     1,767,378     1,744,324
    FNMA Pool #945882                                                 6.000       08/01/37     2,211,896     2,234,194
    FNMA Pool #356565                                                 5.500       09/01/17       278,854       283,295
    FNMA Pool #357637                                                 6.000       11/01/34       646,811       655,086
    FNMA Pool #545929                                                 6.500       08/01/32        73,681        76,488
    FNMA Pool #555591                                                 5.500       07/01/33       182,598       181,054
    FNMA Pool #574922                                                 6.000       04/01/16         3,674         3,780
    FNMA Pool #579170                                                 6.000       04/01/16        20,844        21,445
    FNMA Pool #584953                                                 7.500       06/01/31         6,548         7,049
    FNMA Pool #651220                                                 6.500       07/01/32        31,950        33,168
    FNMA Pool #725793                                                 5.500       09/01/19     1,000,532     1,015,216
    FNMA Pool #797509                                                 4.500       03/01/35     1,430,407     1,327,430
    FNMA Pool #797536                                                 4.500       04/01/35       802,560       744,782
    FNMA Pool #910446                                                 6.500       01/01/37       380,893       392,589
    FNMA Pool #936760                                                 5.500       06/01/37     1,232,390     1,216,314
    FNMA Pool #942956                                                 6.000       09/01/37       887,892       896,842
    GNMA Pool #424578                                                 6.500       04/15/26       100,131       104,107
    GNMA Pool #425983                                                 6.500       03/15/26        16,028        16,665
    GNMA Pool #431962                                                 6.500       05/15/26        33,413        34,740
    GNMA Pool #436741                                                 7.500       01/15/27        23,757        25,594
    GNMA Pool #443216                                                 8.000       07/15/27        11,795        12,916
    GNMA Pool #479743                                                 7.500       11/15/30        20,484        22,040
    GNMA Pool #511778                                                 7.500       11/15/30        32,062        34,496
    GNMA Pool #542083                                                 7.000       01/15/31        66,033        70,313
    GNMA Pool #552466                                                 6.500       03/15/32        50,332        52,268
    GNMA Pool #555179                                                 7.000       12/15/31        16,732        17,816
    GNMA Pool #570323                                                 6.000       02/15/32        14,292        14,572
    GNMA Pool #574395                                                 6.000       01/15/32        65,049        66,324
    GE Capital Commercial Mortgage Corp.                              5.349       08/11/36       500,000       500,886
    LBUBS Commercial Mortgage Trust,
      Ser. 2006-C7, Cl. A2                                            5.300       11/15/38     1,200,000     1,182,623
    Merrill Lynch/CountryWide Commercial
      Mortgage Trust, Ser. 2007-5, Cl. Asb                            5.362       10/12/16       350,000       329,795
    Morgan Stanley Capital I, Ser. 2006-IQ12,Cl. Aab                  5.325       12/15/43       350,000       334,988
    Small Business Administration Participation
      Certificates, Ser. 2006-10A, Cl. 1                              5.524       03/10/16       500,000       501,220

                                                       (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2008 (UNAUDITED)

                                                                    Interest    Maturity      Principal
                      Description                                     Rate        Date         Amount        Value
--------------------------------------------------------            --------    ----------    ----------  ------------
LONG-TERM NOTES AND BONDS (33.0%) (continued)
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (16.6%) (continued)
      Small Business Administration Participation
        Certificates, Ser. 2006-20C, Cl. 1                            5.570%      03/01/26    $  439,651  $    446,146
      TIAA Seasoned Commercial Mortgage Trust                         6.104       08/15/39       650,000       636,784
                                                                                                          ------------
                                                                                                            50,647,523
                                                                                                          ------------
  CORPORATE OBLIGATIONS (12.2%)
    Aerospace & Defense (0.2%)
      L-3 Communications Corp.                                        6.125       01/15/14       500,000       468,750
                                                                                                          ------------
    Auto Rental (0.1%)
      ERAC USA Finance Co. Series 144A                                5.600       05/01/15       200,000       182,817
                                                                                                          ------------
    Automotive (0.0%)
      Daimler Chrysler North America Holdings                         7.750       01/18/11         7,000         7,433
                                                                                                          ------------
    Biotechnology (0.2%)
      Biogen Idec Inc.                                                6.000       03/01/13       450,000       446,541
                                                                                                          ------------
    Chemicals (0.0%)
      E.I. Du Pont De Nemours Co.                                     6.875       10/15/09         7,000         7,296
                                                                                                          ------------
    Commercial Banks (1.3%)
      Bank of America Corp.                                           7.400       01/15/11         7,000         7,301
      Bank of Oklahoma                                                5.750       05/15/17       400,000       396,480
      Bank One Corp.                                                  7.875       08/01/10     1,007,000     1,065,912
      Citi Financial                                                  6.625       06/01/15        75,000        74,085
      First Union National Bank                                       7.800       08/18/10         7,000         7,377
      J.P. Morgan Chase & Co.                                         6.750       02/01/11         7,000         7,265
      Marshall & Ilsley Corp.                                         5.350       04/01/11     1,000,000       965,819
      Merrill Lynch & Co. Inc.                                        3.073       11/01/11       450,000       406,627
      PNC Funding Corp.                                               5.125       12/14/10       600,000       596,242
      State Street Bank & Trust                                       5.300       01/15/16       400,000       384,798
      US Bank North America                                           6.375       08/01/11         7,000         7,311
                                                                                                          ------------
                                                                                                             3,919,217
                                                                                                          ------------
    Computer - Software (0.1%)
      Computer Associates Inc. Series 144A                            5.625        12/1/14       300,000       277,895
                                                                                                          ------------
    Consumer Products (0.3%)
      Kimberly-Clark                                                  6.625       08/01/37       700,000       749,702
                                                                                                          ------------
    E&P Services (0.1%)
      Seacor Holdings, Inc.                                           5.875        10/1/12       400,000       378,903
                                                                                                          ------------
    Electric (0.3%)
      EDP Finance BV                                                  6.000       02/02/18       400,000       398,308
      ITC Holdings Corp.                                              6.050       01/31/18       400,000       387,901
                                                                                                          ------------
                                                                                                               786,209
                                                                                                          ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2008 (UNAUDITED)

                                                                    Interest    Maturity       Principal
                      Description                                     Rate        Date          Amount       Value
--------------------------------------------------------            --------    ----------    ----------  ------------
LONG-TERM NOTES AND BONDS (33.0%) (continued)
  CORPORATE OBLIGATIONS (12.2%) (continued)
    Electric Utility (1.2%)
      AEP Texas Central Trans Ser A-3                                 5.090%      07/01/15    $  450,000  $    446,293
      Arizona Public Service Co.                                      6.375       10/15/11       600,000       604,135
      DPL Inc.                                                        6.875       09/01/11     1,000,000     1,041,182
      Duke Energy Indiana Inc.                                        8.000       07/15/09       600,000       621,572
      Entergy Gulf States, Inc.                                       4.875       11/01/11       350,000       342,996
      NiSource Finance Corp.                                          7.875       11/15/10       307,000       318,364
      Potomac Edison Co.                                              5.350       11/15/14       300,000       293,999
                                                                                                          ------------
                                                                                                             3,668,541
                                                                                                          ------------
    Finance Companies (1.1%)
      Citigroup Inc.                                                  8.400       04/30/49       750,000       712,957
      Ford Motor Credit Corp.                                         7.000       10/01/13       200,000       147,282
      General Electric Capital Corp.                                  6.375       11/15/67       400,000       378,324
      General Electric Capital Corp.                                  7.375       01/19/10         7,000         7,359
      Goldman Sachs Group, Inc.                                       6.875       01/15/11         7,000         7,267
      Hartford Financial Services Group, Inc.                         8.125       06/15/68     1,000,000       973,254
      HSBC Finance Corp.                                              6.750       05/15/11         7,000         7,275
      National Rural Utilities Cooperative Finance Corp.              5.750       08/28/09       500,000       509,949
      SLM Corp.                                                       4.500       07/26/10       500,000       462,654
                                                                                                          ------------
                                                                                                             3,206,321
                                                                                                          ------------
    Food Products (0.9%)
      Dr. Pepper Snapple Group Inc.                                   6.820       05/01/18     1,000,000     1,004,126
      General Mills Inc.                                              5.650       09/10/12       500,000       509,831
      Kellogg Company                                                 6.600       04/01/11       607,000       638,622
      Kraft Foods Inc.                                                6.500       08/11/17       500,000       500,637
                                                                                                          ------------
                                                                                                             2,653,216
                                                                                                          ------------
    Gas-Distribution (0.2%)
      Atmos Energy Corp.                                              4.950       10/15/14       400,000       376,688
      Southwest Gas Corp.                                             7.625       05/15/12       350,000       359,051
                                                                                                          ------------
                                                                                                               735,739
                                                                                                          ------------
    Health Care Services (0.1%)
      Quest Diagnostic Inc.                                           6.950       07/01/37       450,000       437,446
                                                                                                          ------------
    Healthcare Equipment & Supplies (0.1%)
      Hospira, Inc.                                                   5.900       06/15/14       300,000       300,914
                                                                                                          ------------
    Hotel/Lodging (0.1%)
      MGM Mirage                                                      5.875       02/27/14       500,000       405,000
                                                                                                          ------------
    Independent Energy (0.3%)
      Chesapeake Energy Corp.                                         7.750       01/15/15       350,000       363,125
      Pioneer Natural Resource                                        7.200       01/15/28       400,000       353,147
      Union Pacific Resources                                         7.050       05/15/18       250,000       269,696
                                                                                                          ------------
                                                                                                               985,968
                                                                                                          ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2008 (UNAUDITED)

                                                                    Interest    Maturity      Principal
                      Description                                     Rate        Date          Amount       Value
--------------------------------------------------------            --------    ----------    ----------  ------------
LONG-TERM NOTES AND BONDS (33.0%) (continued)
  CORPORATE OBLIGATIONS (12.2%) (continued)
    Insurance (0.2%)
      Nationwide Financial Services                                   6.250%      11/15/11    $  300,000  $    305,717
      Willis North America, Inc.                                      6.200       03/28/17       500,000       441,823
                                                                                                          ------------
                                                                                                               747,540
                                                                                                          ------------
    Integrated Energy (0.0%)
      Conocophilips Company                                           8.750       05/25/10         7,000         7,618
                                                                                                          ------------
    Iron/Steel (0.2%)
      Reliance Steel & Aluminum Co.                                   6.850       11/15/36       600,000       556,346
                                                                                                          ------------
    Leisure Time (0.1%)
      Royal Caribbean Cruises Ltd.                                    6.875       12/01/13       400,000       348,000
                                                                                                          ------------
    Media (0.7%)
      AOL Time Warner, Inc.                                           6.750       04/15/11       157,000       160,498
      British Sky Broadcasting Group PLC                              6.100       02/15/18       450,000       442,654
      Comcast Cable Communications LLC                                7.125       06/15/13     1,000,000     1,054,246
      Time Warner Cable Inc.                                          6.550       05/01/37       600,000       552,601
      Viacom, Inc.                                                    6.625       05/15/11         7,000         7,168
                                                                                                          ------------
                                                                                                             2,217,167
                                                                                                          ------------
    Medical-Drugs (0.2%)
      Astrazeneca PLC                                                 5.900       09/15/17       500,000       512,500
                                                                                                          ------------
    Mining (0.3%)
      Vulcan Materials                                                5.600       11/30/12       400,000       397,170
      Xstrata Finance Canada Ltd.                                     5.500       11/16/11       700,000       692,425
                                                                                                          ------------
                                                                                                             1,089,595
                                                                                                          ------------
    Office Furnishings (0.1%)
      Steelcase, Inc.                                                 6.500       08/15/11       350,000       354,908
                                                                                                          ------------
    Oil & Gas-Production/Pipeline (0.7%)
      El Paso Natural Gas                                             7.625       08/01/10       300,000       306,347
      Questar Pipeline Co.                                            5.830       02/01/18       400,000       399,944
      Southern Natural Gas                                            5.900       04/01/17       600,000       573,202
      Transcont Gas Pipe Corp.                                        8.875       07/15/12       400,000       443,000
      Williams Partners LP / Williams Partners / Fin Corp.            7.250       02/01/17       550,000       550,000
                                                                                                          ------------
                                                                                                             2,272,493
                                                                                                          ------------
    Oil and Gas (0.3%)
      Berry Petroleum Co.                                             8.250       11/01/16       400,000       406,000
      Murphy Oil Corp.                                                7.050       05/01/29       400,000       396,499
                                                                                                          ------------
                                                                                                               802,499
                                                                                                          ------------
    Packaging (0.2%)
      Pactiv Corp.                                                    6.400       01/15/18       450,000       449,067
                                                                                                          ------------
    Paper and Forest Products (0.1%)
      Abitibi-Consolidated, Inc.                                      8.850       08/01/30       200,000        75,000
      Weyerhaeuser Co.                                                7.375       03/15/32       300,000       297,561
                                                                                                          ------------
                                                                                                               372,561
                                                                                                          ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2008 (UNAUDITED)

                                                                    Interest    Maturity       Principal
                      Description                                     Rate        Date          Amount       Value
--------------------------------------------------------            --------    ----------    ----------  ------------
LONG-TERM NOTES AND BONDS (33.0%) (continued)
  CORPORATE OBLIGATIONS (12.2%) (continued)
    Pharmaceuticals (0.5%)
      AmerisourceBergen Corp.                                         5.875%      09/15/15    $  685,000  $    669,130
      Medco Health Solutions Inc.                                     6.125       03/15/13     1,000,000     1,003,330
                                                                                                          ------------
                                                                                                             1,672,460
                                                                                                          ------------
    Real Estate (0.2%)
      Nationwide Health Properties Inc.                               6.250       02/01/13       400,000       393,193
      New Plan Excel Realty Trust                                     7.400       09/15/09       200,000       176,000
                                                                                                          ------------
                                                                                                               569,193
                                                                                                          ------------
    Retail (0.0%)
      Wal-Mart                                                        6.875       08/10/09         7,000         7,257
                                                                                                          ------------
    Telecommunication Services (1.5%)
      America Movil SAB de CV                                         5.625       11/15/17       400,000       385,237
      AT&T Wireless Services, Inc.                                    7.875       03/01/11       507,000       539,781
      AT&T Wireless Services, Inc.                                    6.250       03/15/11         7,000         7,238
      AT&T Wireless Services, Inc.                                    5.500       02/01/18       450,000       436,054
      British Telecom Plc                                             8.625       12/15/10         7,000         7,516
      Deutsche Telekom International                                  8.500       06/15/10       682,000       721,480
      France Telecom                                                  7.750       03/01/11       607,000       642,837
      Rogers Wireless Inc.                                            6.375       03/01/14       625,000       625,724
      Sprint Capital Corp.                                            7.625       01/30/11         7,000         6,878
      Sprint Capital Corp.                                            8.750       03/15/32       400,000       381,000
      Telecom Italia Capital SA                                       6.999       06/04/18       400,000       403,407
      Verizon Communications                                          6.940       04/15/28       350,000       346,499
      Verizon Global Funding Corp.                                    7.250       12/01/10         7,000         7,432
                                                                                                          ------------
                                                                                                             4,511,083
                                                                                                          ------------
    Transportation (0.2%)
      Fedex Corp.                                                     7.110       01/02/14       610,917       647,572
                                                                                                          ------------
    Miscellaneous (0.1%)
      Inter-American Development Bank                                 7.375       01/15/10         7,000         7,430
      Quebec Province                                                 6.125       01/22/11         7,000         7,403
      Southern Star Central Corp.                                     6.750       03/01/16       375,000       356,249
                                                                                                          ------------
                                                                                                               371,082
                                                                                                          ------------
        Total corporate obligations (cost: $37,993,283)                                                     37,126,849
                                                                                                          ------------
        Total long-term notes and bonds (cost: $101,178,796)                                               100,729,886
                                                                                                          ------------
SHORT-TERM NOTES AND BONDS (1.1%)
  CORPORATE OBLIGATIONS (1.0%)
    Biotechnology (0.3%)
      Pioneer HI Bred Intl Inc.                                       5.750       01/15/09     1,000,000     1,008,989
                                                                                                          ------------
    Commercial Services & Supplies (0.1%)
      Waste Management, Inc.                                          6.875       05/15/09       300,000       305,919
                                                                                                          ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2008 (UNAUDITED)

                                                                    Interest    Maturity      Principal
                      Description                                     Rate        Date          Amount       Value
--------------------------------------------------------            --------    ----------    ----------  ------------
SHORT-TERM NOTES AND BONDS (1.1%) (continued)
  CORPORATE OBLIGATIONS (1.0%) (continued)
    Finance Companies (0.3%)
      Catepillar Financial Service Corp.                              3.450%      01/15/09    $1,000,000  $    997,083
      Merrill Lynch & Co.                                             6.000       02/17/09         7,000         6,974
                                                                                                          ------------
                                                                                                             1,004,057
                                                                                                          ------------
    Food Products (0.2%)
      Pepsi Bottling Holdings Inc.                                    5.625       02/17/09       400,000       404,194
                                                                                                          ------------
    Real Estate (0.1%)
      Simon Property Group LP                                         3.750       01/30/09       300,000       299,535
                                                                                                          ------------

        Total corporate obligations (cost: $3,009,459)                                                       3,022,694
                                                                                                          ------------
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (0.1%)
    U.S. Treasury Notes                                               3.875       05/15/09       300,000       303,914
                                                                                                          ------------

        Total U.S. government & agency obligations (cost: $297,331)                                            303,914
                                                                                                          ------------

        Total short-term notes and bonds (cost: $3,306,790)                                                  3,326,608
                                                                                                          ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2008 (UNAUDITED)


                      Description                                                       Shares         Value
------------------------------------------------------------------------             ------------   ------------
MONEY MARKET MUTUAL FUNDS (2.3%)
      BlackRock Liquidity Funds Tempfund Portfolio                                      3,800,000   $  3,800,000
      First America Prime                                                               3,370,000      3,370,000
                                                                                                    ------------

        Total money market mutual funds (cost: $7,170,000)                                             7,170,000
                                                                                                    ------------
MUTUAL FUNDS (4.3%)
      Fidelity Advisor S-V Floater High Income Fund                                        54,678        513,976
      iShares GS $ InvesTop Corporate Bond Fund                                            18,233      1,848,826
      iShares S&P 500 Growth Index Fund                                                    47,800      3,051,074
      iShares Trust Russell 1000 Growth Index Fund                                         57,600      3,181,824
      Vanguard Growth Index Fund                                                          159,200      4,494,216
                                                                                                    ------------

        Total mutual funds (cost: $13,629,567)                                                        13,089,916
                                                                                                    ------------
CASH AND CASH EQUIVALENTS (0.2%)
      BONY Cash Reserve (cost: $498,130)                                                                 498,130
                                                                                                    ------------

TOTAL INVESTMENTS (99.9%) (COST: $291,482,481)                                                       304,706,602

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)                                                             203,633
                                                                                                    ------------

NET ASSETS (100.0%)                                                                                 $304,910,235
                                                                                                    ============

Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

* Non-Income producing securities.

The interest rate for short-term notes reflects the yields for those securities as of June 30, 2008.

Percentages shown are based on net assets.

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                            JUNE 30, 2008 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

  Level 1 - quoted prices in active markets for identical securities

  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's assets carried at fair value:

                                                                               Investments     Other Financial
          Valuation inputs                                                     In Securities     Instruments*
          ----------------                                                     -------------   ---------------
Level 1 - Quoted prices                                                        $ 200,650,108   $             -
Level 2 - Other significant observable inputs                                    104,056,494                 -
Level 3 - Significant unobservable inputs                                                  -                 -
                                                                               -------------   ---------------
Total                                                                          $ 304,706,602   $             -
                                                                               =============   ===============

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

                             ONEAMERICA FUNDS, INC.
                          REPRESENTATION OF INVESTMENTS
                            ASSET DIRECTOR PORTFOLIO
                            JUNE 30, 2008 (UNAUDITED)

                    Industry                                                           % of Total Net Assets
-----------------------------------------------------                                  ---------------------
Common Stocks                                                                                  59.0%
Mortgage-Backed and Asset-Backed Securities                                                    16.6
Corporate Obligations                                                                          13.2
Mutual Funds                                                                                    4.3
U.S. Government & Agency Obligations                                                            4.3
Money Market Mutual Funds                                                                       2.3
Cash and Cash Equivalents                                                                       0.2
                                                                                              -----
                                                                                               99.9
Other assets in excess of liabilities                                                           0.1
                                                                                              -----
TOTAL INVESTMENTS                                                                             100.0%
                                                                                              =====

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                          SOCIALLY RESPONSIVE PORTFOLIO
                            JUNE 30, 2008 (UNAUDITED)

                      Description                                                       Shares         Value
------------------------------------------------------------------------             ------------   ------------
Common Stocks (90.4%)
  Aerospace & Defense (2.4%)
    General Dynamics Corp.                                                                    350   $     29,470
    Precision Castparts Corp.                                                                 800         77,096
                                                                                                    ------------
                                                                                                         106,566
                                                                                                    ------------
  Apparel (4.7%)
    Columbia Sportswear Co.                                                                 2,450         90,037
    Liz Claiborne, Inc.                                                                     1,900         26,885
    Wolverine World Wide, Inc.                                                              3,350         89,345
                                                                                                    ------------
                                                                                                         206,267
                                                                                                    ------------
  Automotive Components (1.7%)
    Harley-Davidson, Inc.                                                                   2,100         76,146
                                                                                                    ------------
  Chemicals (1.9%)
    Dow Chemical Co.                                                                        2,400         83,784
                                                                                                    ------------
  Commercial Services (0.2%)
    MPS Group Inc.*                                                                           400          4,252
    Robert Half International, Inc.                                                           200          4,794
                                                                                                    ------------
                                                                                                           9,046
                                                                                                    ------------
  Computer Hardware & Software (8.3%)
    Autodesk, Inc.*                                                                         1,700         57,477
    Cisco Systems, Inc.*                                                                    4,850        112,811
    Dell Inc.*                                                                              3,900         85,332
    Hewlett-Packard Co.                                                                     2,400        106,104
                                                                                                    ------------
                                                                                                         361,724
                                                                                                    ------------
  Diversified Financial Services (8.6%)
    Aegon NV                                                                                7,077         92,779
    Citigroup, Inc.                                                                         2,400         40,224
    Federated Investors, Inc.                                                               3,396        116,890
    Investment Technology Group, Inc.*                                                      1,950         65,247
    JP Morgan Chase & Co.                                                                   1,550         53,181
    Washington Mutual, Inc.                                                                 1,050          5,177
                                                                                                    ------------
                                                                                                         373,498
                                                                                                    ------------
  Diversified Manufacturing (7.5%)
    Carlisle Cos., Inc.                                                                     3,800        110,200
    Crane Co.                                                                               2,700        104,031
    Illinois Tool Works, Inc.                                                               2,350        111,648
                                                                                                    ------------
                                                                                                         325,879
                                                                                                    ------------
  Electrical Equipment (3.0%)
    Baldor Electric Co.                                                                     2,000         69,960
    FLIR Systems, Inc.*                                                                     1,500         60,855
                                                                                                    ------------
                                                                                                         130,815
                                                                                                    ------------
  Food & Beverage (2.2%)
    Coca-Cola Co. (The)                                                                     1,850         96,163
                                                                                                    ------------
  Health Care (8.3%)
    McKesson Corp.                                                                          1,500         83,865
    Medtronic, Inc.                                                                         2,050        106,087
    Merck & Co., Inc.                                                                       2,250         84,803
    Zimmer Holdings, Inc.*                                                                  1,325         90,166
                                                                                                    ------------
                                                                                                         364,921
                                                                                                    ------------
  Industrial Conglomerates (2.1%)
    General Electric Co.                                                                    3,500         93,415
                                                                                                    ------------
  Metals & Mining (2.7%)
    Alcoa, Inc.                                                                             3,250        115,765
                                                                                                    ------------
  Oil & Oil Services (8.9%)
    Royal Dutch Shell PLC ADR                                                               1,900        155,248
    Tidewater, Inc.                                                                         2,300        149,569
    Valero Energy Corp.                                                                     2,050         84,419
                                                                                                    ------------
                                                                                                         389,236
                                                                                                    ------------
  Recreation (3.2%)
    Brunswick Corp.                                                                         5,000         53,000
    Mattel, Inc.                                                                            4,950         84,744
                                                                                                    ------------
                                                                                                         137,744
                                                                                                    ------------
  Retail (7.2%)
    Bed Bath & Beyond, Inc.*                                                                2,850         80,085
    Best Buy Co., Inc.                                                                      1,650         65,340
    BJ's Wholesale Club, Inc.*                                                                800         30,960
    Home Depot, Inc.                                                                        3,400         79,628
    Kohl's Corp.*                                                                           1,500         60,060
                                                                                                    ------------
                                                                                                         316,073
                                                                                                    ------------
  Semiconductors (6.7%)
    Applied Materials, Inc.                                                                 4,050         77,315
    Intel Corp.                                                                             5,300        113,844
    Texas Instruments, Inc.                                                                 3,600        101,376
                                                                                                    ------------
                                                                                                         292,535
                                                                                                    ------------
  Telecommunication Services (5.6%)
    Nokia Corp. ADR                                                                         3,850         94,325
    Telefonos de Mexico, Class L ADR                                                        3,800         89,984
    Telmex Internacional Sab de CV                                                          3,800         61,180
                                                                                                    ------------
                                                                                                         245,489
                                                                                                    ------------
  Transportation (5.2%)
    Norfolk Southern Corp.                                                                  1,850        115,940
    Werner Enterprises, Inc.                                                                6,100        113,338
                                                                                                    ------------
                                                                                                         229,278
                                                                                                    ------------
      Total common stocks
        (cost: $4,443,418)                                                                             3,954,344
                                                                                                    ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                    SOCIALLY RESPONSIVE PORTFOLIO (continued)
                            JUNE 30, 2008 (UNAUDITED)

                                                              Interest    Maturity     Principal
                      Description                               Rate        Date        Amount         Value
--------------------------------------------------------      --------    ----------  ------------  ------------
SHORT-TERM NOTES AND BONDS (4.5%)
  COMMERCIAL PAPER (4.5%)
    Consumer Finance (4.5%)
      American Express Credit Corp.                              2.36%       07/21/08   $  100,000    $   99,851
      Toyota Motors Credit Corp.                                 2.43        08/19/08      100,000        99,679
                                                                                                      ----------
        Total short-term notes and bonds (cost: $199,544)                                                199,530
                                                                                                      ----------

                                                                                           Shares
                                                                                           -------
MONEY MARKET MUTUAL FUNDS (4.6%)
      AIM-STIT-STIC Prime Portfolio                                                        100,000       100,000
      BlackRock Liquidity Funds TempFund Portfolio                                         100,000       100,000
                                                                                                      ----------

        Total money market mutual funds (cost: $200,000)                                                 200,000
                                                                                                      ----------
CASH AND CASH EQUIVALENTS (0.9%)
      BONY Cash Reserve (cost: $38,933)                                                                   38,933
                                                                                                      ----------

TOTAL INVESTMENTS (100.4%) (COST $4,881,895)                                                           4,392,807
LIABILITIES IN EXCESS OF OTHER ASSETS (0.4%)                                                             (17,549)
                                                                                                      ----------
NET ASSETS (100.0%)                                                                                   $4,375,258
                                                                                                      ==========

* Non-Income producing securities.

The interest rate for short-term notes reflects the yields for those securities as of June 30, 2008.

Percentages shown are based on net assets.

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                    SOCIALLY RESPONSIVE PORTFOLIO (continued)
                            JUNE 30, 2008 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's assets carried at fair value:

                                                        Investments       Other Financial
                Valuation inputs                       in Securities       Instruments*
                ----------------                       -------------      ---------------
     Level 1 - Quoted prices                           $   4,193,277      $             -
     Level 2 - Other significant observable inputs           199,530                    -
     Level 3 - Significant unobservable inputs                     -                    -
                                                       -------------      ---------------
     Total                                             $   4,392,807      $             -
                                                       =============      ===============

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

                             ONEAMERICA FUNDS, INC.
                          REPRESENTATION OF INVESTMENTS
                          SOCIALLY RESPONSIVE PORTFOLIO
                            JUNE 30, 2008 (UNAUDITED)

                        Industry                           % of Total Net Assets
-------------------------------------------------          ---------------------
Oil & Oil Services                                                  8.9%
Diversified Financial Services                                      8.6
Computer Hardware & Software                                        8.3
Health Care                                                         8.3
Diversified Manufacturing                                           7.5
Retail                                                              7.2
Semiconductors                                                      6.7
Telecommunication Services                                          5.6
Transportation                                                      5.2
Apparel                                                             4.7
Money Market Mutual Funds                                           4.6
Consumer Finance                                                    4.5
Recreation                                                          3.2
Electrical Equipment                                                3.0
Metals & Mining                                                     2.7
Aerospace & Defense                                                 2.4
Food & Beverage                                                     2.2
Industrial Conglomerates                                            2.1
Chemicals                                                           1.9
Automotive Components                                               1.7
Commercial Services                                                 0.2
Cash and Cash Equivalents                                           0.9
                                                                  -----
                                                                  100.4
Liabilities in excess of other assets                              (0.4)
                                                                  -----

TOTAL INVESTMENTS                                                 100.0%
                                                                  =====

                          NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
   The OneAmerica Funds, Inc. (the "Fund") was incorporated under the laws of Maryland on July 26, 1989, and is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. As a "series" type of mutual fund, the Fund issues shares of common stock relating to the investment portfolios consisting of the Value Portfolio, Money Market Portfolio, Investment Grade Bond Portfolio, Asset Director Portfolio and Socially Responsive Portfolio, hereinafter, referred to as Portfolios. Currently, the Fund offers shares only to separate accounts of American United Life Insurance Company(R) (AUL) to serve as an underlying investment vehicle for variable annuity and variable life contracts. The Fund commenced operations on April 12, 1990.

   ADVISOR CLASS SHARES
   The Fund issues Class O shares and Advisor Class shares of common stock relating to the same investment portfolios. The Class O shares and the Advisor Class shares are identical in all material respects, except that the Class O shares are not subject to the fee paid pursuant to the 12b-1 distribution plan.

   DISTRIBUTION AND SERVICING (12b-1) PLAN
   Under a plan of distribution and service pertaining to the Advisor Class shares adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act ("Plan"), the Fund pays insurance companies, broker-dealers, banks, plan sponsors and recordkeepers, and other financial institutions ("Authorized Firms") an aggregate fee in an amount not to exceed on an annual basis 0.30% of the average daily net asset value attributable to the Advisor Class shares of each portfolio, as compensation or reimbursement for services rendered and/or expenses borne, in connection with the financing of the activities and services pursuant to an agreement with an Authorized Firm.

   INVESTMENTS
   Securities traded on a national or international securities exchange, excluding the NASDAQ national market system, are valued at the last trade price on the primary exchange. Listed securities for which no sale was reported on the valuation date are valued at the mean of the latest bid and ask price. Securities that are principally traded on the NASDAQ national market system are generally valued at the NASDAQ Official Closing Price ("NOCP"). Short-term fixed income securities are valued at amortized cost, which approximates value. Fixed income securities for which representative market quotes are readily available are valued at the latest bid price or the mean of the latest bid and ask price. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under supervision of the Board of Directors. Certain securities may be priced using a matrix price as provided by a pricing vendor. U.S. Government obligations are valued at the latest bid price; however, short-term obligations maturing in 60 days or less, when purchased, are valued at amortized cost which approximates value.

   The Money Market Portfolio securities are valued at amortized cost. The Portfolio's use of the amortized cost method is conditioned on its compliance with certain provisions of Rule 2a-7 of the Investment Company Act of 1940. AUL (the Investment Advisor) is responsible for reviewing this method of valuation to ensure that the Portfolio securities are reflected at their fair value.

   Security transactions are recorded on the trade date. Realized gains and losses are determined on specific identification basis.

   Discounts and premiums on securities purchased are amortized over the life of the respective securities.

   INCOME AND EXPENSE
   Dividend income is recorded on the ex-dividend date, and interest income is accrued daily. Portfolio expenses are recorded on an accrual basis, and allocated to the share classes based on net assets or another appropriate allocation method, except distribution fees which are allocated only to the Advisor Classes.

   TAXES
   The Fund intends to qualify as a regulated investment company under subchapter M of the Internal Revenue Code. The Fund's policy is to distribute all net investment income and realized capital gains to relieve it from all, or substantially all, federal income taxes. Accordingly, no tax provision is recorded in the financial statements.

   DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS
   For the Money Market Portfolio, dividends from net investment income are declared and paid daily. For all other Portfolios, dividends from net investment income and distributions from net realized gains on investments are declared and paid at least annually.

   The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

   ESTIMATES
   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. RELATED PARTY TRANSACTIONS
   On March 31, 2006, AUL purchased 350,000 shares of the Socially Responsive Portfolio for $3,500,000. The purchase was split evenly between the Class O and Advisor Class shares of the Portfolio (175,000 shares of Class O and 175,000 shares of the Advisor Class). As of June 30, 2008, AUL's investment at value in the Socially Responsive Portfolio Class O shares and the Socially Responsive Portfolio Advisor Class shares is $1,644,312 and $1,633,368, respectively.

   The Fund has an investment advisory agreement with AUL to act as its investment advisor.

   Under the Investment Advisory Agreement, the Investment Advisor is compensated for its services via a monthly fee based on an annual percentage of the average daily net assets of each Portfolio as follows:

Value                            0.50%
Money Market                     0.40%
Investment Grade Bond            0.50%
Asset Director                   0.50%
Socially Responsive              0.70%

   For Value Portfolio, Money Market Portfolio, Investment Grade Bond Portfolio and Asset Director Portfolio, AUL has agreed that its fees may be reduced if the aggregate expenses of the Portfolios exceed 1% (1.3% for the Advisor Class) of the average daily net assets during the year. To the extent that AUL has reduced its advisory fees to prevent a Portfolio's aggregate expenses from exceeding 1% (1.3% for the Advisor Class) of its average daily net assets, it may increase its advisory fee during any of the next succeeding 5 years, provided that the aggregate expenses in any given year do not exceed 1% (1.3% for the Advisor Class) of the average daily net assets in that year. The total amount of any increase in AUL's fees will not exceed the amount of the prior fee reduction. Through June 30, 2008, no expenses have been waived.

   For the Socially Responsive Portfolio, AUL has agreed that its fees may be reduced and other expenses reimbursed if the aggregate expenses of the Portfolio exceed 1.2% (1.5% for the Advisor Class) of the average daily net assets during the year. To the extent that AUL has reduced its advisory fees to prevent a Portfolio's aggregate expenses from exceeding 1.2% (1.5% for the Advisor Class) of its average daily net assets, it may increase its advisory fee during any of the next succeeding 3 years, provided that the aggregate expenses in any given year do not exceed 1.2% (1.5% for the Advisor Class) of the average daily net assets in that year. The total amount of any increase in AUL's fees will not exceed the amount of the prior fee reduction.

Year Waived            Amount Waived            Final Recoupment Year
-----------            -------------            ---------------------
2006                      $85,157                        2009
2007                      $81,817                        2010
2008                      $31,552                        2011

   As of June 30, 2008, $5,327 in waived fees is due from AUL. AUL may terminate the policy of reducing its fee and/or assuming Fund expenses upon 30 days prior written notice to the Fund, and in any event, the policy will automatically terminate if the Investment Advisory Agreement is terminated. The total investment advisory fees incurred during the six months ended June 30, 2008 were $2,536,031.

   The Fund has agreed to pay AUL a plan fee as prescribed by Rule 12b-1 under the 1940 Act. The plan fee is used by AUL to pay Authorized Firms for distribution-related services and other investor services with respect to the Advisor Class. The total fees incurred for the six months ended June 30, 2008 for all portfolios was $168,398.

3. OTHER SERVICE AGREEMENTS
   The Fund has agreements with The BNY Mellon Asset Servicing (Bank) whereby the Bank serves as custodian of the securities and other assets of the Fund, as the fund administrator and as the fund accountant. The Fund has an agreement with Unified Fund Services, Inc. (Unified) whereby Unified serves as the fund transfer agent.

4. INVESTMENT TRANSACTIONS
   Purchases and sales of investment securities (excluding short-term securities and money market mutual funds) during the six months ended June 30, 2008 were:

                                                                      Portfolio
                                       ------------------------------------------------------------------------
                                                                      Investment       Asset         Socially
                                          Value       Money Market    Grade Bond      Director      Responsive
                                       ------------   ------------   ------------   ------------    -----------
Common Stock:
  Purchases                            $ 12,591,818   $          -   $     32,223   $ 23,100,605    $   231,474
  Proceeds from sales                    39,439,577              -      1,008,553     13,819,253        750,968
Corporate Bonds:
  Purchases                                       -              -     21,176,077     15,969,695              -
  Proceeds from sales and maturities              -              -      8,290,349      4,800,002              -
Government Bonds:
  Purchases                                       -              -      2,781,784      1,567,897              -
  Proceeds from sales and maturities              -              -      8,766,773      9,427,698              -

Common stock activity includes mutual fund trades.

5. AUTHORIZED CAPITAL SHARES
   The Fund has 620,000,000 authorized shares of $.001 par value capital stock, which includes 8,000,000 unallocated shares. The remaining shares are allocated to each of the Fund's portfolios as follows:

Value - Class O                                       25,000,000
Value - Advisor Class                                 12,000,000
Money Market - Class O                               400,000,000
Money Market - Advisor Class                          80,000,000
Investment Grade Bond - Class O                       25,000,000
Investment Grade Bond - Advisor Class                 12,000,000
Asset Director - Class O                              36,000,000
Asset Director - Advisor Class                        12,000,000
Socially Responsive - Class O                          5,000,000
Socially Responsive - Advisor Class                    5,000,000
                                                     -----------
                                                     612,000,000
                                                     ===========

6. UNREALIZED APPRECIATION (DEPRECIATION)
   Unrealized appreciation (depreciation) for tax purposes at June 30, 2008, is:

                                                                                          Net
                                                                                       Unrealized
                                     Federal        Unrealized       Unrealized       Appreciation/
                                     Tax Cost      Appreciation     Depreciation     (Depreciation)
                                  -------------    ------------    -------------     --------------
Value                             $ 301,056,664    $ 56,791,815    $ (42,727,844)    $   14,063,971
Money Market                        252,742,314               -                -                  -
Investment Grade Bond               139,580,052       1,258,076       (2,893,504)        (1,635,428)
Asset Director                      291,589,917      38,279,253      (25,162,568)        13,116,685
Socially Responsive                   4,881,895         294,025         (783,113)          (489,088)

   The amount of losses recognized for financial reporting purposes in excess of federal income tax reporting purposes as of December 31, 2007, is as follows:

Investment Grade Bond                                   $    620
Asset Director                                           109,120

7. SHAREHOLDERS
   Shares outstanding at June 30, 2008, were owned as follows:

                                                            Portfolio
                                   ----------------------------------------------------------------
                                               Value                           Money Market
                                   -----------------------------      -----------------------------
                                      Class O      Advisor Class         Class O      Advisor Class
                                   ------------    -------------      ------------    -------------
AUL                                           -                -                 -                -
AUL American Unit Trust               3,543,476          241,019        32,960,622        6,027,643
AUL Group Retirement
 Annuity Separate Account II          3,272,362          909,215       141,991,613       29,549,164
AUL Pooled Separate Accounts          2,986,649                -           946,018                -
AUL American Individual
 Unit Trust                             472,492                -         3,882,112                -
AUL American Individual
 Variable Annuity Unit Trust          2,517,559                -        32,712,373                -
AUL American Individual
 Variable Life Unit Trust               477,077                -         5,906,828                -
                                   ------------    -------------      ------------    -------------
                                     13,269,615        1,150,234       218,399,566       35,576,807
                                   ============    =============      ============    =============

                                                            Portfolio
                                   ----------------------------------------------------------------
                                       Investment Grade Bond                  Asset Director
                                   -----------------------------      -----------------------------
                                      Class O      Advisor Class        Class O       Advisor Class
                                   ------------    -------------      ------------    -------------
AUL                                           -                -                 -                -
AUL American Unit Trust               1,739,981          136,494         5,144,297          514,174
AUL Group Retirement
 Annuity Separate Account II          3,801,098          229,262         5,799,409        2,030,396
AUL Pooled Separate Accounts          1,710,421                -                 -                -
AUL American Individual
 Unit Trust                             273,606                -           466,169                -
AUL American Individual
 Variable Annuity Unit Trust          4,201,203                -         3,254,196                -
AUL American Individual
 Variable Life Unit Trust               497,568                -           502,025                -
                                   ------------    -------------      ------------    -------------
                                     12,223,877          365,756        15,166,096        2,544,570
                                   ============    =============      ============    =============

                                         Socially Responsive
                                    ----------------------------
                                      Class O      Advisor Class
                                    -----------    -------------
AUL                                     178,846          177,946
AUL American Unit Trust                  34,662           37,463
AUL Group Retirement Annuity
 Separate Account II                     40,585            6,744
AUL Pooled Separate Accounts                  -                -
AUL American Individual
 Unit Trust                                   -                -
AUL American Individual
 Variable Annuity Unit Trust                  -                -
AUL American Individual
 Variable Life Unit Trust                     -                -
                                    -----------    -------------
                                        254,093          222,153
                                    ===========    =============

8. FEDERAL TAX INFORMATION (unaudited)

   The tax components of dividends paid for the years ending December 31, 2007 and December 31, 2006 were as follows:

                                           Value                      Money Market
                                 ----------------------------  --------------------------
                                   12/31/07       12/31/06       12/31/07       12/31/06
                                 -----------    ------------   ------------   -----------
Ordinary income                  $ 6,029,349    $  5,588,967   $ 10,622,818   $ 9,373,421
Long-term capital gains           24,455,639      26,057,877              -             -

                                     Investment Grade Bond            Asset Director
                                 ----------------------------  --------------------------
                                  12/31/07       12/31/06      12/31/07         12/31/06
                                 -----------    ------------   ------------   -----------
Ordinary income                  $ 6,351,511    $  6,528,038   $  8,709,896   $ 6,567,638
Long-term capital gains                    -               -     10,165,692    11,719,393

                                         Socially Responsive
                                    ----------------------------
                                      12/31/07        12/31/06
                                    ------------    ------------
Ordinary income                     $     62,734    $     17,382
Long-term capital gains                   26,442               -

   As of December 31, 2007, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

                                                                 Investment                     Socially
                                       Value      Money Market   Grade Bond   Asset Director   Responsive
                                   ------------   ------------   ----------   --------------   ----------
Undistributed ordinary income      $        646   $         40   $      263   $        1,429   $        -
Undistributed long-term gain          5,778,341              -            -        2,115,728            -

   Undistributed ordinary income amounts include distributions from short-term capital gains.

   For federal income tax purposes, the Portfolios indicated below have capital loss carryforwards as of December 31, 2007 which are available to offset future capital gains, if any. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts. During the year ended December 31, 2007, the Socially Responsive Portfolio utilized capital loss carryforwards of $12,231 to offset realized gains.

                                      Capital Loss
                                      Carryforward        Expiration
                                      ------------       ------------
Investment Grade Bond                 $     58,824           2011
Investment Grade Bond                    1,173,557           2014
Investment Grade Bond                      218,680           2015
Money Market                                    40           2013

   Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Investment Grade Bond Portfolio deferred post-October losses in the amount of $13,772 during 2007.

   The Fund has no examinations in progress and none are expected at this time.

   Management of the Fund has reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertainties that would impact the Fund's net assets or results of operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

9. INDEMNIFICATIONS
   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

10. NEW ACCOUNTING PRONOUNCEMENTS
   Effective January 2008, the Fund adopted the Financial Accounting Standards Board ("FASB") Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.

   In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS
   161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. The Fund does not currently own any derivatives instruments, therefore no additional disclosure is required.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the year.

                                                                VALUE PORTFOLIO - CLASS O
                                      ----------------------------------------------------------------------------------
                                          For the                               For years ended
                                      six months ended    --------------------------------------------------------------
                                       June 30, 2008       Dec. 31,     Dec. 31,      Dec. 31,     Dec. 31,     Dec. 31,
                                        (Unaudited)          2007         2006          2005         2004         2003
                                      ----------------    ---------    ---------     ---------    ---------    ---------
PER SHARE OPERATING PERFORMANCE:
Net investment income*                    $    0.17       $    0.40    $    0.39     $    0.29    $    0.23    $    0.19
Net gain (loss) on investments                (3.10)           0.55         2.98          2.11         3.10         5.78
                                          ---------       ---------    ---------     ---------    ---------    ---------
  Total from investment operations            (2.93)           0.95         3.37          2.40         3.33         5.97
                                          ---------       ---------    ---------     ---------    ---------    ---------
Shareholder distributions
  Net investment income                           -           (0.42)       (0.39)        (0.29)       (0.18)       (0.18)
  Realized gain                                   -           (1.68)       (1.79)        (1.59)       (1.07)           -
                                          ---------       ---------    ---------     ---------    ---------    ---------
Net increase (decrease)                       (2.93)          (1.15)        1.19          0.52         2.08         5.79
Net asset value at beginning of
  period                                      24.81           25.96        24.77         24.25        22.17        16.38
                                          ---------       ---------    ---------     ---------    ---------    ---------
Net asset value at end of period          $   21.88       $   24.81    $   25.96     $   24.77    $   24.25    $   22.17
                                          =========       =========    =========     =========    =========    =========

TOTAL RETURN**                               (11.8%)           3.6%        13.5%          9.9%        15.0%        36.5%

SUPPLEMENTAL DATA:
Net assets, end of period (000)           $ 290,296       $ 358,686    $ 386,081     $ 355,415    $ 326,227    $ 192,940

Ratio to average net assets:
  Expenses                                    0.60%***        0.58%        0.59%         0.61%        0.60%        0.60%
  Net investment income                       1.46%***        1.44%        1.47%         1.18%        1.00%        1.01%

Portfolio turnover rate                          4%             11%          12%           17%          19%          30%

*     Net investment income is calculated based on average shares.
** The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. Total returns for periods less than one year are not annualized.
***   Annualized.

    The Accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the year.

                                                         VALUE PORTFOLIO - ADVISOR CLASS
                               -----------------------------------------------------------------------------------------
                                   For the                       For years ended                        For the period
                               six months ended    -------------------------------------------------  March 31, 2003****
                                June 30, 2008       Dec. 31,     Dec. 31,      Dec. 31,     Dec. 31,       through
                                 (Unaudited)          2007         2006          2005         2004      Dec. 31, 2003
                               ----------------    ---------    ---------     ---------    ---------  ------------------
PER SHARE OPERATING
  PERFORMANCE:
Net investment income*             $     0.13      $    0.32    $    0.32     $    0.23    $    0.18       $   0.10
Net gain (loss) on
  investments                           (3.07)          0.54         2.94          2.10         3.06           6.62
                                   ----------      ---------    ---------     ---------    ---------       --------
  Total from investment
     operations                         (2.94)          0.86         3.26          2.33         3.24           6.72
                                   ----------      ---------    ---------     ---------    ---------       --------
Shareholder distributions
  Net investment income                     -          (0.34)       (0.33)        (0.25)       (0.15)         (0.12)
  Realized gain                             -          (1.68)       (1.79)        (1.59)       (1.07)             -
                                   ----------      ---------    ---------     ---------    ---------       --------
Net increase (decrease)                 (2.94)         (1.16)        1.14          0.49         2.02           6.60
Net asset value at
  beginning of period                   24.63          25.79        24.65         24.16        22.14          15.54
                                   ----------      ---------    ---------     ---------    ---------       --------
Net asset value at
  end of period                    $    21.69      $   24.63    $   25.79     $   24.65    $   24.16       $  22.14
                                   ==========      =========    =========     =========    =========       ========

TOTAL RETURN**                         (11.9%)          3.3%        13.2%          9.6%        14.6%          43.3%

SUPPLEMENTAL DATA:
Net assets, end of
  period (000)                     $   24,945      $  29,688    $  24,222     $   9,863    $   2,062       $      5

Ratio to average net assets:
  Expenses                              0.90%***       0.88%        0.88%         0.92%        0.90%          0.86%***
  Net investment income                 1.17%***       1.15%        1.22%         0.90%        0.82%          0.76%***

Portfolio turnover rate                    4%            11%          12%           17%          19%            30%

*      Net investment income is calculated based on average shares.
** The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. Total returns for periods less than one year are not annualized.
***    Annualized.
****   Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the year.

                                                                MONEY MARKET PORTFOLIO - CLASS O
                                      ----------------------------------------------------------------------------------
                                          For the                               For years ended
                                      six months ended    --------------------------------------------------------------
                                       June 30, 2008       Dec. 31,     Dec. 31,      Dec. 31,     Dec. 31,     Dec. 31,
                                        (Unaudited)          2007         2006          2005         2004         2003
                                      -----------------   ---------    ---------     ---------    ---------    ---------
PER SHARE OPERATING PERFORMANCE:
Net investment income*                    $   0.013       $   0.047    $   0.045     $   0.027    $   0.009    $   0.006
Net gain (loss) on investments                    -               -            -             -            -            -
                                          ---------       ---------    ---------     ---------    ---------    ---------
  Total from investment operations            0.013           0.047        0.045         0.027        0.009        0.006
                                          ---------       ---------    ---------     ---------    ---------    ---------
Shareholder distributions
  Net investment income                      (0.013)         (0.047)      (0.045)       (0.027)      (0.009)      (0.006)

Net increase (decrease)                           -               -            -             -            -            -
Net asset value at beginning of
  period                                       1.00            1.00         1.00          1.00         1.00         1.00
                                          ---------       ---------    ---------     ---------    ---------    ---------
Net asset value at end of period          $    1.00       $    1.00    $    1.00     $    1.00    $    1.00    $    1.00
                                          =========       =========    =========     =========    =========    =========

TOTAL RETURN**                                 1.3%            4.8%         4.6%          2.7%         0.9%         0.6%

SUPPLEMENTAL DATA:
Net assets, end of period (000)           $ 218,399       $ 201,056    $ 195,104     $ 179,484    $ 190,589    $ 208,405
Ratio to average net assets:

  Expenses                                    0.49%***        0.50%        0.50%         0.51%        0.51%        0.52%
  Net investment income                       2.69%***        4.70%        4.49%         2.69%        0.85%        0.62%

*     Net investment income is calculated based on average shares.
** The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. Total returns for periods less than one year are not annualized.
***   Annualized.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the year.

                                                         MONEY MARKET PORTFOLIO - ADVISOR CLASS
                               -----------------------------------------------------------------------------------------
                                   For the                       For years ended                        For the period
                               six months ended    -------------------------------------------------  March 31, 2003****
                                June 30, 2008       Dec. 31,     Dec. 31,      Dec. 31,     Dec. 31,       through
                                 (Unaudited)          2007         2006          2005         2004      Dec. 31, 2003
                               -----------------   ---------    ---------     ---------    ---------  ------------------
PER SHARE OPERATING
  PERFORMANCE:
Net investment income*             $   0.012       $   0.044    $   0.042     $   0.025    $   0.006       $   0.002
Net gain (loss) on
  investments                              -               -            -             -            -               -
                                   ---------       ---------    ---------     ---------    ---------       ---------
  Total from investment
    operations                         0.012           0.044        0.042         0.025        0.006           0.002
                                   ---------       ---------    ---------     ---------    ---------       ---------
Shareholder distributions
  Net investment income               (0.012)         (0.044)      (0.042)       (0.025)      (0.006)         (0.002)

Net increase (decrease)                    -               -            -             -            -               -
Net asset value at
  beginning of period                   1.00            1.00         1.00          1.00         1.00            1.00
                                   ---------       ---------    ---------     ---------    ---------       ---------
Net asset value at
  end of period                    $    1.00       $    1.00    $    1.00     $    1.00    $    1.00       $    1.00
                                   =========       =========    =========     =========    =========       =========

TOTAL RETURN**                          1.2%            4.5%         4.3%          2.4%         0.6%            0.2%

SUPPLEMENTAL DATA:
Net assets, end of period (000)    $  35,577       $  36,655     $ 18,821     $  11,081    $   4,148       $      34

Ratio to average net assets:
  Expenses                             0.79%***        0.80%        0.80%         0.81%        0.80%           0.85%***
  Net investment income                2.41%***        4.38%        4.24%         2.50%        0.78%           0.20%***

*     Net investment income is calculated based on average shares.
** The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. Total returns for periods less than one year are not annualized.
***   Annualized.
****  Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the year.

                                                            INVESTMENT GRADE BOND PORTFOLIO - CLASS O
                                      ----------------------------------------------------------------------------------
                                          For the                               For years ended
                                      six months ended    --------------------------------------------------------------
                                       June 30, 2008       Dec. 31,     Dec. 31,      Dec. 31,     Dec. 31,     Dec. 31,
                                        (Unaudited)          2007         2006          2005         2004         2003
                                      -----------------   ---------    ---------     ---------    ---------    ---------
PER SHARE OPERATING PERFORMANCE:
Net investment income*                    $    0.27       $    0.54    $    0.53     $    0.46    $    0.46    $    0.48
Net gain (loss) on investments                (0.17)           0.15        (0.11)        (0.21)       (0.01)        0.06
                                          ---------       ---------    ---------     ---------    ---------    ---------
  Total from investment operations             0.10            0.69         0.42          0.25         0.45         0.54
                                          ---------       ---------    ---------     ---------    ---------    ---------
Shareholder distributions
  Net investment income                           -           (0.54)       (0.58)        (0.46)       (0.42)       (0.50)

Net increase (decrease)                        0.10            0.15        (0.16)        (0.21)        0.03         0.04
Net asset value at beginning of
  period                                      10.89           10.74        10.90         11.11        11.08        11.04
                                          ---------       ---------    ---------     ---------    ---------    ---------
Net asset value at end of period          $   10.99       $   10.89    $   10.74     $   10.90    $   11.11    $   11.08
                                          =========       =========    =========     =========    =========    =========

TOTAL RETURN**                                 0.9%            6.4%         3.8%          2.1%         4.1%         4.9%

SUPPLEMENTAL DATA:
Net assets, end of period (000)           $ 134,289       $ 131,941    $ 124,630     $ 143,020    $ 140,848    $ 124,745

Ratio to average net assets:
  Expenses                                    0.63%***        0.65%        0.64%         0.64%        0.66%        0.65%
  Net investment income                       4.96%***        4.98%        4.86%         4.10%        4.09%        4.24%

Portfolio turnover rate                         13%             61%          67%           35%          55%         143%

*     Net investment income is calculated based on average shares.
** The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. Total returns for periods less than one year are not annualized.
***   Annualized.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the year.

                                                      INVESTMENT GRADE BOND PORTFOLIO - ADVISOR CLASS
                               -----------------------------------------------------------------------------------------
                                   For the                       For years ended                        For the period
                               six months ended    -------------------------------------------------  March 31, 2003****
                                June 30, 2008       Dec. 31,     Dec. 31,      Dec. 31,     Dec. 31,       through
                                 (Unaudited)          2007         2006          2005         2004      Dec. 31, 2003
                               -----------------   ---------    ---------     ---------    ---------  ------------------
PER SHARE OPERATING
  PERFORMANCE:
Net investment income*             $    0.25       $    0.51    $    0.50     $    0.43    $    0.42       $    0.29
Net gain (loss) on
  investments                          (0.17)           0.13        (0.11)        (0.22)           -            0.03
                                   ---------       ---------    ---------     ---------    ---------       ---------
  Total from investment
    operations                          0.08            0.64         0.39          0.21         0.42            0.32
                                   ---------       ---------    ---------     ---------    ---------       ---------
Shareholder distributions
  Net investment income                    -           (0.50)       (0.55)        (0.43)       (0.39)          (0.37)

Net increase (decrease)                 0.08            0.14        (0.16)        (0.22)        0.03           (0.05)
Net asset value at
  beginning of period                  10.86           10.72        10.88         11.10        11.07           11.12
                                   ---------       ---------    ---------     ---------    ---------       ---------
Net asset value at
  end of period                    $   10.94       $   10.86    $   10.72     $   10.88    $   11.10       $   11.07
                                   =========       =========    =========     =========    =========       =========

TOTAL RETURN**                          0.8%            6.1%         3.5%          1.8%         3.8%            2.9%

SUPPLEMENTAL DATA:
Net assets, end of
  period (000)                     $   4,003       $   3,785    $   3,515     $   2,997    $   2,270       $   1,397

Ratio to average net assets:
  Expenses                             0.93%***        0.95%        0.94%         0.94%        0.96%           0.99%***
  Net investment income                4.66%***        4.68%        4.58%         3.81%        3.76%           3.97%***

Portfolio turnover rate                  13%             61%          67%           35%          55%            143%

*     Net investment income is calculated based on average shares.
** The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. Total returns for periods less than one year are not annualized.
***   Annualized.
****  Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the year.

                                                              ASSET DIRECTOR PORTFOLIO - CLASS O
                                      ----------------------------------------------------------------------------------
                                          For the                               For years ended
                                      six months ended    --------------------------------------------------------------
                                       June 30, 2008       Dec. 31,     Dec. 31,      Dec. 31,     Dec. 31,     Dec. 31,
                                        (Unaudited)          2007         2006          2005         2004         2003
                                      -----------------   ---------    ---------     ---------    ---------    ---------
PER SHARE OPERATING PERFORMANCE:
Net investment income*                    $    0.23       $    0.50    $    0.46     $    0.35    $    0.30    $    0.30
Net gain (loss) on investments                (1.57)           0.45         1.43          1.02         1.63         3.36
                                          ---------       ---------    ---------     ---------    ---------    ---------
  Total from investment
    operations                                (1.34)           0.95         1.89          1.37         1.93         3.66
                                          ---------       ---------    ---------     ---------    ---------    ---------
Shareholder distributions
  Net investment income                           -           (0.49)       (0.44)        (0.33)       (0.29)       (0.28)
  Realized gain                                   -           (0.60)       (0.78)        (0.67)       (0.75)           -
                                          ---------       ---------    ---------     ---------    ---------    ---------

Net increase (decrease)                       (1.34)          (0.14)        0.67          0.37         0.89         3.38
Net asset value at beginning of
  period                                      18.57           18.71        18.04         17.67        16.78        13.40
                                          ---------       ---------    ---------     ---------    ---------    ---------
Net asset value at end of period          $   17.23       $   18.57    $   18.71     $   18.04    $   17.67    $   16.78
                                          =========       =========    =========     =========    =========    =========

TOTAL RETURN**                                (7.3%)           5.1%        10.5%          7.7%        11.5%        27.5%

SUPPLEMENTAL DATA:
Net assets, end of period (000)           $ 261,287       $ 299,737    $ 271,853     $ 227,950    $ 197,688    $ 162,254

Ratio to average net assets:
 Expenses                                     0.60%***        0.59%        0.60%         0.62%        0.61%        0.61%
 Net investment income                        2.58%***        2.52%        2.44%         1.94%        1.77%        2.02%

Portfolio turnover rate                          9%             28%          28%           17%          31%          59%

*     Net investment income is calculated based on average shares.
** The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. Total returns for periods less than one year are not annualized.
***   Annualized.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the year.

                                                        ASSET DIRECTOR PORTFOLIO - ADVISOR CLASS
                               -----------------------------------------------------------------------------------------
                                   For the                       For years ended                        For the period
                               six months ended    -------------------------------------------------  March 31, 2003****
                                June 30, 2008       Dec. 31,     Dec. 31,      Dec. 31,     Dec. 31,       through
                                 (Unaudited)          2007         2006          2005         2004      Dec. 31, 2003
                               -----------------   ---------    ---------     ---------    ---------  ------------------
PER SHARE OPERATING
  PERFORMANCE:
Net investment income*             $    0.21       $    0.44    $    0.41     $    0.30    $    0.25       $    0.18
Net gain (loss) on
  investments                          (1.58)           0.45         1.42          1.00         1.66            3.82
                                   ---------       ---------    ---------     ---------    ---------       ---------
  Total from investment
    operations                         (1.37)           0.89         1.83          1.30         1.91            4.00
                                   ---------       ---------    ---------     ---------    ---------       ---------
Shareholder distributions
  Net investment income                    -           (0.44)       (0.39)        (0.29)       (0.27)          (0.19)
  Realized gain                            -           (0.60)       (0.78)        (0.67)       (0.75)              -
                                   ---------       ---------    ---------     ---------    ---------       ---------

Net increase (decrease)                (1.37)          (0.15)        0.66          0.34         0.89            3.81
Net asset value at
  beginning of period                  18.51           18.66        18.00         17.66        16.77           12.96
                                   ---------       ---------    ---------     ---------    ---------       ---------
Net asset value at
  end of period                    $   17.14       $   18.51    $   18.66     $   18.00    $   17.66       $   16.77
                                   =========       =========    =========     =========    =========       =========

TOTAL RETURN**                         (7.4%)           4.8%        10.2%          7.3%        11.4%           30.8%

SUPPLEMENTAL DATA:
Net assets, end of
  period (000)                     $  43,623       $  40,979    $  28,135     $  15,679    $   6,635       $     223

Ratio to average net assets:
  Expenses                             0.90%***        0.89%        0.90%         0.92%        0.92%           0.89%***
  Net investment income                2.30%***        2.24%        2.16%         1.66%        1.50%           1.61%***

Portfolio turnover rate                   9%             28%          28%           17%          31%             59%

*     Net investment income is calculated based on average shares.
** The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. Total returns for periods less than one year are not annualized.
***   Annualized.
****  Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the year.

                                                             SOCIALLY RESPONSIVE PORTFOLIO - CLASS O
                                                ---------------------------------------------------------------
                                                                                               For the period
                                                 For the six months                          March 31, 2006****
                                                ended June 30, 2008      For year ended           through
                                                    (Unaudited)           Dec. 31, 2007        Dec. 31, 2006
                                                -------------------      --------------      ------------------
PER SHARE OPERATING PERFORMANCE:
Net investment income*                               $    0.03              $    0.10             $    0.06
Net gain (loss) on investments                           (1.23)                  0.26                  0.20
                                                     ---------              ---------             ---------
  Total from investment operations                       (1.20)                  0.36                  0.26
                                                     ---------              ---------             ---------
Shareholder distributions
  Net investment income                                      -                  (0.10)                (0.05)
  Realized gain                                              -                  (0.08)                    -
                                                     ---------              ---------             ---------
Net increase (decrease)                                  (1.20)                  0.18                  0.21
Net asset value at beginning of period                   10.39                  10.21                 10.00
                                                     ---------              ---------             ---------
Net asset value at end of period                     $    9.19              $   10.39             $   10.21
                                                     =========              =========             =========

TOTAL RETURN**                                          (11.5%)                  3.5%                  2.6%

SUPPLEMENTAL DATA:
Net assets, end of period (000)                      $   2,336              $   3,272             $   2,561

Ratio to average net assets:
 Expenses                                                1.20%***               1.20%                 1.20%***
 Expenses before waived fees and
    reimbursed expenses                                  2.49%***               2.71%                 4.40%***
 Net investment income                                   0.71%***               0.89%                 0.81%***

Portfolio turnover rate                                     5%                     8%                    3%

*     Net investment income is calculated based on average shares.
** The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. Total returns for periods less than one year are not annualized.
***   Annualized.
****  Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the year.

                                                          SOCIALLY RESPONSIVE PORTFOLIO - ADVISOR CLASS
                                                ---------------------------------------------------------------
                                                                                               For the period
                                                 For the six months                          March 31, 2006****
                                                ended June 30, 2008      For year ended           through
                                                    (Unaudited)           Dec. 31, 2007        Dec. 31, 2006
                                                -------------------      --------------      ------------------
PER SHARE OPERATING PERFORMANCE:
Net investment income*                                $    0.02               $    0.06            $    0.04
Net gain (loss) on investments                            (1.22)                   0.26                 0.20
                                                      ---------               ---------            ---------
  Total from investment operations                        (1.20)                   0.32                 0.24
                                                      ---------               ---------            ---------
Shareholder distributions
  Net investment income                                       -                   (0.07)               (0.03)
  Realized gain                                               -                   (0.08)                   -
                                                      ---------               ---------            ---------
Net increase (decrease)                                   (1.20)                   0.17                 0.21
Net asset value at beginning of period                    10.38                   10.21                10.00
                                                      ---------               ---------            ---------
Net asset value at end of period                      $    9.18               $   10.38            $   10.21
                                                      =========               =========            =========

TOTAL RETURN**                                           (11.6%)                   3.1%                 2.4%

SUPPLEMENTAL DATA:
Net assets, end of period (000)                       $   2,039               $   2,274            $  1,832

Ratio to average net assets:
  Expenses                                                1.50%***                1.50%               1.50%***
  Expenses before waived fees and
     reimbursed expenses                                  2.79%***                3.02%               4.73%***
  Net investment income                                   0.45%***                0.59%               0.51%***

Portfolio turnover rate                                      5%                      8%                  3%

*     Net investment income is calculated based on average shares.
** The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. Total returns for periods less than one year are not annualized.
***   Annualized.
****  Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

                                 OTHER INFORMATION (unaudited)

ADVISORY AGREEMENT
At a meeting of the Board of Directors, held on February 29, 2008, the Board approved the Investment Advisory Agreement between the Fund and its Advisor, AUL. In considering this matter, the Board considered the nature, extent and quality of services provided by the Investment Advisor, the investment performance of the portfolios, the costs of services and profitability of the Advisor, financial strength, economies of scale realized by the Fund and any fall-out benefits realized by virtue of the arrangement between the Fund and the Advisor.

The Board considered the quality of the Fund's investment management over both the short and long-term periods, and took into account the organizational depth and stability of the Advisor. The Advisor has been managing investments for more than three decades. The Advisor's portfolio managers have extensive education and experience, several earning MBAs and CFA designations. The team oversees the management of a sizeable portfolio. The Advisor adheres to sound, disciplined investment management processes, and the portfolio team has considerable experience, stability and depth. The Board concluded that the Advisor's experience, stability, depth and performance, among other factors, warranted continuation of the Advisory Arrangement.

The Board next considered the performance of the portfolios, including any periods of relative out-performance or underperformance. The Board concluded that the portfolios have performed in line with expectations, and their results have been consistent with their investment strategies.

The Board also reviewed the fees and total expenses of the portfolios (each as a percentage of average net assets) and compared such amounts with the average fee and expense levels of other similar portfolios.

They also reviewed the financial strength of the Advisor, ratings from various rating agencies and the fee charged by the Advisor for services under the agreement. Based on the information presented by the Advisor, the members of the Board determined, in their business judgment, that the level of fees charged by the Advisor are appropriate.

Additionally, the Board concluded that the expenses are acceptable based on Morningstar peer comparisons.

Based on the information provided to the Fund's Board of Directors and the considerations stated above, the Board concluded that the factors considered justified the renewal of the Investment Advisory Agreement for a period of one year continuing until the regularly scheduled meeting of the Board of Directors in February, 2009.

PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in each portfolio is available, without charge and upon request, by calling 1-800-249-6269. This information is also available by accessing the SEC website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The filing will be available, upon request, by calling 1-800-249-6269 (x4198). Furthermore, you can obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

                       MANAGEMENT OF THE FUND (UNAUDITED)

MANAGEMENT INFORMATION

Overall responsibility for management of the Fund rests with the Board of Directors, who are elected by the shareholders of the Fund. The Directors elect the officers of the Fund to actively supervise its day-to-day operations.

                                                                                      NUMBER OF
                                                          PRINCIPAL                   PORTFOLIOS IN
                         CURRENT         TERM OF OFFICE   OCCUPATION(S)               FUND COMPLEX    OTHER
NAME, ADDRESS,           POSITION        AND LENGTH       DURING THE                  OVERSEEN BY     DIRECTORSHIPS
AND AGE IN 2008          WITH THE FUND   OF SERVICE       PAST 5 YEARS                DIRECTOR        HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
---------------------
JEAN L. WOJTOWICZ        Chairwoman      Indefinite,      President, Cambridge        5               Vectren Corp.,
7107 Royal Oakland Ct.   of the Board    11/16/2007 to    Capital Management                          First Merchants
Indianapolis, IN 46236                   present;         Corp. (1983 to present)                     Corp. & First
age 50                   Director        Indefinite                                                   Internet Bank of
                                         9/22/2003 to                                                 Indiana
                                         present

GILBERT F. VIETS         Chairman of     Indefinite,      Deputy Commissioner         5               St. Vincent
2105 N. Meridian St.,    the Audit       11/16/2007 to    and Chief of Staff,                         Indianapolis
Ste. 400                 Committee       present;         Indiana Department of                       Hospital
Indianapolis, IN 46202   Director        Indefinite,      Transportation (12/2006
age 64                                   9/27/2004 to     to present); State of
                                         present          Indiana Office of
                                                          Management & Budget
                                                          (2005 to 12/2006); Chief
                                                          Financial Officer/Chief
                                                          Restructuring Officer/
                                                          Special Assistant to
                                                          the Chairman, ATA
                                                          Holdings, Inc.
                                                          (7/2004 to 11/2005);
                                                          Associate Clinical
                                                          Professor, Indiana
                                                          University
                                                          (8/2002 to 7/2004)

STEPHEN J. HELMICH       Director        Indefinite,      President, Cathedral High   5               None
307 Galahad Drive                        12/17/2004 to    School (1999 to present)
Franklin, IN 46131                       present
age 58

K. LOWELL SHORT, Jr.     Director        Indefinite,      CFO, Forethought            5               None
8842 Traders Landing                     11/16/2007 to    Financial Group
Brownsburg, IN 46112                     present          (10/06 to 7/07); Senior
age 51                                                    Vice President, Finance,
                                                          Conseco Insurance
                                                          Companies
                                                          11/86 to 10/06)

MANAGEMENT INFORMATION (CONTINUED) (UNAUDITED)

                                                                                      NUMBER OF
                                                          PRINCIPAL                   PORTFOLIOS IN
                         CURRENT         TERM OF OFFICE   OCCUPATION(S)               FUND COMPLEX    OTHER
NAME, ADDRESS,           POSITION        AND LENGTH       DURING THE                  OVERSEEN BY     DIRECTORSHIPS
AND AGE IN 2008          WITH THE FUND   OF SERVICE       PAST 5 YEARS                DIRECTOR        HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
---------------------
WILLIAM R. BROWN         Director        Indefinite,      General Counsel &           5               Franklin College
6674 Flowstone Way                       11/16/2007 to    Secretary, American
Indianapolis, IN 46237                   present          United Life Insurance
age 68                                                    Company(R) (1/1986
                                                          until his retirement
                                                          in 8/2002)

The following table shows the Executive Officers of the Fund.

                         CURRENT POSITION    TERM OF OFFICE AND    PRINCIPAL OCCUPATIONS DURING
NAME AND AGE IN 2008*    WITH THE FUND       LENGTH OF SERVICE     THE PAST FIVE YEARS'
----------------------------------------------------------------------------------------------------------------------
DAYTON H. MOLENDORP      President           Indefinite,           Chairman, American United Life Insurance
age 61                                       9/27/04 to            Company(R) (2/2007 to Present); President and CEO,
                                             present               American United Life Insurance Company(R) (9/2004
                                                                   to Present); Executive Vice President, American
                                                                   United Life Insurance Company(R) (2/2003 to 9/2004)

CONSTANCE E. LUND        Treasurer           Indefinite,           Senior Vice President, Corporate Finance,
age 54                                       2/2/00 to present     American United Life Insurance Company(R)
                                                                   (1/2000 to present)

THOMAS M. ZUREK          Secretary           Indefinite,           General Counsel & Secretary, American United
age 59                                       12/13/02 to present   Life Insurance Company(R) (8/2002 to present)

DANIEL SCHLUGE           Assistant           Indefinite,           Controller, American United Life Insurance
age 48                   Treasurer           2/23/07 to present    Company(R) (7/2000 to present)

RICHARD M. ELLERY        Assistant           Indefinite,           Associate General Counsel, American
age 36                   Secretary           8/24/07 to present    United Life Insurance Company(R) (1/2007
                                                                   to present); Assistant General Counsel,
                                                                   American United Life Insurance Company(R)
                                                                   (5/2004 to 1/2007); Senior Counsel (11/2001 to 5/2004)

*The executive officers may be reached at One American Square, Indianapolis, IN
 46282.

                      (This Page Intentionally Left Blank)

[LOGO OF ONEAMERICA]  OneAmerica(R) Funds, Inc.    (C) 2008 OneAmerica Financial
ONEAMERICA(R)         One American Square,         Partners, Inc. All rights
Funds, Inc.           P.O. Box 368                 reserved. OneAmerica(R) and
                      Indianapolis, IN 46206-0368  the OneAmerica banner are all
                      (317) 285-1111               registered trademarks of
                      www.oneamerica.com           OneAmerica Financial
                                                   Partners, Inc.

                                                                 P-13959 6/30/08

ITEM 2.  CODE OF ETHICS.

Not applicable with semi annual filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable with semi annual filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable with semi annual filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
         COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

  (a) The President and Treasurer of the registrant have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Fund is made known to them by appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing of this report.

  (b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Not applicable with semi annual filing.

(a) (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

(b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a- 2(b)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)                      OneAmerica Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*             /s/ J. Scott Davison
                         -------------------------------------------------------
                                    J. Scott Davison, President

Date 9-2-08
     ------
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)*             /s/ J. Scott Davison
                         -------------------------------------------------------
                                    J. Scott Davison, President

Date 8-25-08
     -------
By (Signature and Title)*              /s/ Constance E. Lund
                         -------------------------------------------------------
                                    Constance E. Lund, Treasurer

Date 8-25-08
     -------
* Print the name and title of each signing officer under his or her signature.